UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

July 31, 2010

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS — 61.0%
AEROSPACE & DEFENSE — 1.3%
Boeing Co. (The)	32,035	$ 2,182,865
L-3 Communications Holdings, Inc.	7,723	564,088
Northrop Grumman Corp.	10,482	614,664
Raytheon Co.	56,310	2,605,464
		5,967,081
AIR FREIGHT & LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	29,537	1,919,905
AUTO COMPONENTS — 0.3%
TRW Automotive Holdings Corp.(1)	43,168	1,514,765
AUTOMOBILES — 0.4%
Ford Motor Co.(1)	152,447	1,946,748
BEVERAGES — 0.7%
Coca-Cola Co. (The)	13,828	762,061
Dr Pepper Snapple Group, Inc.	66,749	2,506,425
PepsiCo, Inc.	442	28,690
		3,297,176
BIOTECHNOLOGY — 1.5%
Amgen, Inc.(1)	69,998	3,816,991
Biogen Idec, Inc.(1)	33,857	1,891,929
Cephalon, Inc.(1)	27,878	1,582,077
Cubist Pharmaceuticals, Inc.(1)	3,564	76,911
		7,367,908
CAPITAL MARKETS — 1.5%
Bank of New York Mellon Corp. (The)	50,156	1,257,411
Goldman Sachs Group, Inc. (The)	22,001	3,318,191
Investment Technology Group, Inc.(1)	5,445	85,541
Legg Mason, Inc.	81,188	2,345,521
		7,006,664
CHEMICALS — 1.0%
Ashland, Inc.	10,848	551,621
Cytec Industries, Inc.	4,019	200,628
Lubrizol Corp.	22,998	2,150,083
OM Group, Inc.(1)	15,671	423,117
Sherwin-Williams Co. (The)	8,905	615,781
Valspar Corp.	15,808	496,529
W.R. Grace & Co.(1)	7,504	192,628
		4,630,387
COMMERCIAL BANKS — 1.8%
BB&T Corp.	5,077	126,062
KeyCorp	20,213	171,002
PNC Financial Services Group, Inc.	7,990	474,526
Regions Financial Corp.	18,695	137,034
Toronto-Dominion Bank (The)	30,406	2,164,603
U.S. Bancorp.	39,659	947,850
Wells Fargo & Co.	166,295	4,611,361
		8,632,438

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 0.1%
R.R. Donnelley & Sons Co.	3,055	$ 51,538
Republic Services, Inc.	3,716	118,392
Waste Management, Inc.	2,370	80,461
		250,391
COMMUNICATIONS EQUIPMENT — 0.8%
Arris Group, Inc.(1)	36,508	340,255
Cisco Systems, Inc.(1)	41,734	962,803
CommScope, Inc.(1)	13,972	284,191
Harris Corp.	39,682	1,767,039
Plantronics, Inc.	11,089	332,337
Tellabs, Inc.	35,714	249,284
		3,935,909
COMPUTERS & PERIPHERALS — 3.1%
Apple, Inc.(1)	22,863	5,881,507
EMC Corp.(1)	31,516	623,702
Hewlett-Packard Co.	31,124	1,432,949
Lexmark International, Inc., Class A(1)	37,831	1,390,289
SanDisk Corp.(1)	32,416	1,416,579
Seagate Technology(1)	153,461	1,925,936
Synaptics, Inc.(1)	9,024	282,451
Western Digital Corp.(1)	75,295	1,987,035
		14,940,448
CONSTRUCTION & ENGINEERING — 0.6%
EMCOR Group, Inc.(1)	46,821	1,217,814
Shaw Group, Inc. (The)(1)	19,532	625,805
URS Corp.(1)	21,110	852,633
		2,696,252
CONSUMER FINANCE — 0.4%
American Express Co.	13,492	602,283
AmeriCredit Corp.(1)	28,390	684,483
Cash America International, Inc.	24,459	819,376
		2,106,142
CONTAINERS & PACKAGING — 0.1%
Graphic Packaging Holding Co.(1)	96,316	337,106
Rock-Tenn Co., Class A	6,543	348,218
		685,324
DIVERSIFIED CONSUMER SERVICES — 0.3%
Career Education Corp.(1)	13,345	326,018
Corinthian Colleges, Inc.(1)	11,349	103,276
ITT Educational Services, Inc.(1)	15,012	1,212,069
		1,641,363
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Bank of America Corp.	313,825	4,406,103
JPMorgan Chase & Co.	173,259	6,978,873
		11,384,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	247,506	6,420,305
Verizon Communications, Inc.	61,328	1,782,192
		8,202,497

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

ELECTRIC UTILITIES — 0.5%
Entergy Corp.	5,441	$ 421,732
Exelon Corp.	17,362	726,252
NextEra Energy, Inc.	23,782	1,243,799
		2,391,783
ELECTRICAL EQUIPMENT(2)
General Cable Corp.(1)	7,120	188,965
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Anixter International, Inc.(1)	7,569	365,734
Celestica, Inc.(1)	84,158	749,006
Tech Data Corp.(1)	8,583	339,543
Tyco Electronics Ltd.	55,688	1,503,576
Vishay Intertechnology, Inc.(1)	8,829	74,958
Vishay Precision Group, Inc.(1)	630	7,970
		3,040,787
ENERGY EQUIPMENT & SERVICES — 0.9%
Complete Production Services, Inc.(1)	29,189	561,888
National Oilwell Varco, Inc.	41,823	1,637,789
Oil States International, Inc.(1)	22,057	1,013,299
Schlumberger Ltd.	15,716	937,617
Transocean Ltd.(1)	3,845	177,677
		4,328,270
FOOD & STAPLES RETAILING — 0.5%
Safeway, Inc.	71,007	1,458,484
Wal-Mart Stores, Inc.	20,563	1,052,620
		2,511,104
FOOD PRODUCTS — 2.2%
ConAgra Foods, Inc.	2,979	69,947
Corn Products International, Inc.	37,851	1,261,952
Del Monte Foods Co.	150,945	2,095,117
Dole Food Co., Inc.(1)	32,481	355,342
Hershey Co. (The)	6,370	299,390
Kellogg Co.	28,605	1,431,680
Mead Johnson Nutrition Co.	5,442	289,188
Sara Lee Corp.	171,915	2,542,623
Tyson Foods, Inc., Class A	116,192	2,034,522
		10,379,761
GAS UTILITIES — 0.2%
Nicor, Inc.	2,109	92,353
ONEOK, Inc.	13,294	618,570
		710,923
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Becton, Dickinson & Co.	5,837	401,586
C.R. Bard, Inc.	11,519	904,587
Hospira, Inc.(1)	2,355	122,696
Medtronic, Inc.	10,658	394,026
STERIS Corp.	18,537	589,291
		2,412,186
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Cardinal Health, Inc.	68,434	2,208,365
Health Net, Inc.(1)	12,376	291,455

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Humana, Inc.(1)	54,545	$ 2,564,706
Magellan Health Services, Inc.(1)	8,602	362,058
UnitedHealth Group, Inc.	66,652	2,029,553
WellPoint, Inc.(1)	23,284	1,180,965
		8,637,102
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	5,193	362,108
Panera Bread Co., Class A(1)	2,683	209,837
Starbucks Corp.	67,195	1,669,796
		2,241,741
HOUSEHOLD DURABLES — 0.1%
American Greetings Corp., Class A	20,403	418,058
Harman International Industries, Inc.(1)	6,942	211,106
		629,164
HOUSEHOLD PRODUCTS — 1.4%
Colgate-Palmolive Co.	7,410	585,242
Kimberly-Clark Corp.	19,288	1,236,746
Procter & Gamble Co. (The)	80,287	4,910,353
		6,732,341
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.9%
Constellation Energy Group, Inc.	82,417	2,604,377
Mirant Corp.(1)	81,079	889,437
NRG Energy, Inc.(1)	37,717	855,421
		4,349,235
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	21,486	1,837,912
Carlisle Cos., Inc.	35,354	1,190,723
General Electric Co.	133,060	2,144,927
		5,173,562
INSURANCE — 3.1%
ACE Ltd.	10,096	535,896
Allied World Assurance Co. Holdings Ltd.	30,337	1,511,389
American Financial Group, Inc.	79,376	2,339,211
Arch Capital Group Ltd.(1)	972	76,069
Berkshire Hathaway, Inc., Class B(1)	11,420	892,130
Chubb Corp. (The)	15,520	816,818
Endurance Specialty Holdings Ltd.	21,306	822,198
Horace Mann Educators Corp.	16,890	284,090
Principal Financial Group, Inc.	94,337	2,415,971
Protective Life Corp.	5,448	122,525
Prudential Financial, Inc.	53,528	3,066,619
Travelers Cos., Inc. (The)	38,551	1,944,898
		14,827,814
INTERNET SOFTWARE & SERVICES — 1.0%
AOL, Inc.(1)	25,802	539,778
EarthLink, Inc.	48,146	425,129
Google, Inc., Class A(1)	7,917	3,838,558
		4,803,465
IT SERVICES — 2.8%
Accenture plc, Class A	37,311	1,479,008
Acxiom Corp.(1)	1,218	18,684

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Automatic Data Processing, Inc.	11,874	$ 490,040
Computer Sciences Corp.	51,539	2,336,263
Convergys Corp.(1)	78,078	872,131
International Business Machines Corp.	57,621	7,398,537
NeuStar, Inc., Class A(1)	855	19,862
Western Union Co. (The)	36,358	590,090
		13,204,615
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Polaris Industries, Inc.	37,172	2,219,168
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Bruker Corp.(1)	63,197	832,305
MACHINERY — 1.9%
Briggs & Stratton Corp.	22,862	433,692
Caterpillar, Inc.	26,640	1,858,140
Cummins, Inc.	16,413	1,306,639
Deere & Co.	26,869	1,791,625
Mueller Industries, Inc.	1,225	30,282
Oshkosh Corp.(1)	46,030	1,582,512
Timken Co.	65,815	2,212,700
		9,215,590
MEDIA — 1.5%
Comcast Corp., Class A	155,738	3,032,219
DirecTV, Class A(1)	9,201	341,909
Discovery Communications, Inc., Class A(1)	5,383	207,838
Liberty Media Corp. - Starz, Series A(1)	3,126	171,586
Scholastic Corp.	11,311	286,507
Time Warner, Inc.	97,167	3,056,874
		7,096,933
METALS & MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	48,069	3,438,856
Newmont Mining Corp.	28,655	1,601,814
Reliance Steel & Aluminum Co.	26,138	1,026,701
		6,067,371
MULTILINE RETAIL — 1.0%
Big Lots, Inc.(1)	3,406	116,860
Dillard's, Inc., Class A	23,438	542,355
Dollar Tree, Inc.(1)	16,878	748,033
Macy's, Inc.	21,246	396,238
Target Corp.	62,050	3,184,406
		4,987,892
MULTI-UTILITIES — 0.9%
DTE Energy Co.	31,285	1,444,116
Integrys Energy Group, Inc.	57,903	2,741,707
		4,185,823
OFFICE ELECTRONICS — 0.1%
Xerox Corp.	41,695	406,109
OIL, GAS & CONSUMABLE FUELS — 5.7%
Apache Corp.	15,056	1,439,052
Canadian Natural Resources Ltd.	45,042	1,550,346
Chevron Corp.	89,120	6,791,835
Cimarex Energy Co.	11,198	771,206

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

ConocoPhillips	71,847	$ 3,967,391
Exxon Mobil Corp.	147,957	8,830,074
Murphy Oil Corp.	18,970	1,038,608
Occidental Petroleum Corp.	24,207	1,886,452
World Fuel Services Corp.	28,762	749,250
		27,024,214
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co.	24,903	602,653
PHARMACEUTICALS — 3.8%
Abbott Laboratories	40,374	1,981,556
Bristol-Myers Squibb Co.	89,775	2,237,193
Eli Lilly & Co.	99,302	3,535,151
Endo Pharmaceuticals Holdings, Inc.(1)	75,607	1,815,324
Forest Laboratories, Inc.(1)	47,038	1,305,304
Johnson & Johnson	105,539	6,130,761
King Pharmaceuticals, Inc.(1)	21,555	188,822
Merck & Co., Inc.	5,724	197,249
Pfizer, Inc.	33,013	495,195
		17,886,555
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Annaly Capital Management, Inc.	5,591	97,283
Boston Properties, Inc.	3,756	307,616
CBL & Associates Properties, Inc.	950	13,367
Equity LifeStyle Properties, Inc.	6,959	368,340
Mid-America Apartment Communities, Inc.	525	29,652
Simon Property Group, Inc.	2,942	262,485
		1,078,743
ROAD & RAIL — 0.3%
CSX Corp.	11,351	598,425
Norfolk Southern Corp.	10,433	587,065
		1,185,490
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Micro Devices, Inc.(1)	53,920	403,861
Broadcom Corp., Class A	23,725	854,812
Intel Corp.	270,784	5,578,150
LSI Corp.(1)	104,007	419,148
Micron Technology, Inc.(1)	126,536	921,182
RF Micro Devices, Inc.(1)	72,503	302,338
Texas Instruments, Inc.	59,757	1,475,400
		9,954,891
SOFTWARE — 2.5%
Fair Isaac Corp.	1,176	28,048
Intuit, Inc.(1)	69,344	2,756,424
Microsoft Corp.	262,503	6,775,202
Oracle Corp.	61,547	1,454,971
Quest Software, Inc.(1)	7,517	151,543
Symantec Corp.(1)	37,330	484,170
Synopsys, Inc.(1)	19,840	433,306
		12,083,664
SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc.	6,131	328,192

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

AutoZone, Inc.(1)	1,208	$ 255,576
Gap, Inc. (The)	64,224	1,163,097
Home Depot, Inc. (The)	2,223	63,378
PetSmart, Inc.	7,134	221,511
Rent-A-Center, Inc.(1)	41,510	912,805
Ross Stores, Inc.	41,517	2,186,285
Williams-Sonoma, Inc.	83,944	2,242,144
		7,372,988
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Jones Apparel Group, Inc.	31,806	554,697
TOBACCO — 0.8%
Altria Group, Inc.	14,808	328,145
Philip Morris International, Inc.	68,175	3,479,652
		3,807,797
TOTAL COMMON STOCKS
(Cost $264,362,013)		291,252,075
CORPORATE BONDS — 10.8%
AEROSPACE & DEFENSE — 0.4%
Honeywell International, Inc., 5.30%, 3/15/17(3)	$ 262,000	299,775
Honeywell International, Inc., 5.30%, 3/1/18(3)	230,000	264,702
L-3 Communications Corp., 5.875%, 1/15/15(3)	160,000	164,000
Lockheed Martin Corp., 5.50%, 11/15/39(3)	260,000	279,646
United Technologies Corp., 6.05%, 6/1/36(3)	454,000	529,002
United Technologies Corp., 5.70%, 4/15/40(3)	200,000	224,456
		1,761,581
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	170,000	173,222
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	260,000	267,711
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	50,000	51,384
		492,317
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	300,000	310,240
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	250,000	300,406
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/20(3)(4)	110,000	118,349
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	230,000	277,098
SABMiller plc, 6.20%, 7/1/11(3)(4)	230,000	239,996
		1,246,089
CAPITAL MARKETS — 0.8%
Credit Suisse (New York), 5.00%, 5/15/13(3)	340,000	368,296
Credit Suisse (New York), 5.50%, 5/1/14(3)	200,000	220,362
Credit Suisse (New York), 5.30%, 8/13/19(3)	230,000	252,688
Credit Suisse AG, 5.40%, 1/14/20(3)	60,000	63,373
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	330,000	355,415
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	190,000	200,266
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	150,000	165,643
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	850,000	989,229
Jefferies Group, Inc., 8.50%, 7/15/19(3)	130,000	148,419
Morgan Stanley, 4.20%, 11/20/14(3)	200,000	203,280
Morgan Stanley, 6.625%, 4/1/18(3)	320,000	348,548
Morgan Stanley, 5.625%, 9/23/19(3)	250,000	254,565

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

UBS AG (Stamford Branch), 5.875%, 12/20/17(3)	$ 220,000	$ 241,505
		3,811,589
CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	210,000	221,025
Dow Chemical Co. (The), 8.55%, 5/15/19(3)	190,000	237,670
Rohm & Haas Co., 5.60%, 3/15/13(3)	240,000	258,388
		717,083
COMMERCIAL BANKS — 0.4%
Barclays Bank plc, 5.00%, 9/22/16(3)	200,000	214,741
BB&T Corp., 5.70%, 4/30/14(3)	150,000	166,965
Fifth Third Bancorp., 6.25%, 5/1/13(3)	140,000	152,799
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	140,000	145,123
HSBC Holdings plc, 6.80%, 6/1/38(3)	80,000	89,715
National Australia Bank Ltd., 3.75%, 3/2/15(3)(4)	100,000	104,614
PNC Bank N.A., 6.00%, 12/7/17(3)	290,000	318,774
PNC Funding Corp., 4.25%, 9/21/15(3)	50,000	52,874
SunTrust Bank, 7.25%, 3/15/18(3)	110,000	121,231
Wachovia Bank N.A., 4.80%, 11/1/14(3)	373,000	394,813
Wachovia Bank N.A., 4.875%, 2/1/15(3)	123,000	130,379
Wells Fargo & Co., 3.625%, 4/15/15(3)	110,000	114,109
Wells Fargo & Co., 5.625%, 12/11/17(3)	50,000	55,614
		2,061,751
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)	180,000	185,868
Corrections Corp. of America, 6.25%, 3/15/13(3)	250,000	255,000
Republic Services, Inc., 5.50%, 9/15/19(3)(4)	250,000	274,507
Republic Services, Inc., 6.20%, 3/1/40(3)(4)	140,000	151,871
Waste Management, Inc., 6.125%, 11/30/39(3)	120,000	128,920
		996,166
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)	210,000	232,567
CONSUMER FINANCE — 0.4%
American Express Centurion Bank, 5.55%, 10/17/12(3)	150,000	161,972
American Express Centurion Bank, 6.00%, 9/13/17(3)	250,000	278,948
American Express Co., 7.25%, 5/20/14(3)	100,000	116,177
Capital One Bank USA N.A., 8.80%, 7/15/19(3)	250,000	318,750
General Electric Capital Corp., 3.75%, 11/14/14(3)	200,000	207,151
General Electric Capital Corp., 3.50%, 6/29/15(3)	200,000	203,842
General Electric Capital Corp., 5.625%, 9/15/17(3)	450,000	488,381
General Electric Capital Corp., 6.00%, 8/7/19(3)	150,000	166,327
SLM Corp., 5.375%, 1/15/13(3)	110,000	106,748
		2,048,296
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(3)	130,000	140,400
Ball Corp., 6.75%, 9/15/20(3)	120,000	126,600
		267,000
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Arch Western Finance LLC, 6.75%, 7/1/13(3)	100,000	101,000
Bank of America Corp., 4.50%, 4/1/15(3)	190,000	196,526
Bank of America Corp., 6.50%, 8/1/16(3)	320,000	356,712
Bank of America Corp., 5.75%, 12/1/17(3)	150,000	158,751

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Bank of America N.A., 5.30%, 3/15/17(3)	$ 420,000	$ 429,544
Citigroup, Inc., 6.00%, 12/13/13(3)	330,000	355,429
Citigroup, Inc., 6.01%, 1/15/15(3)	310,000	334,205
Citigroup, Inc., 4.75%, 5/19/15	70,000	72,094
Citigroup, Inc., 6.125%, 5/15/18(3)	320,000	342,884
Citigroup, Inc., 8.50%, 5/22/19(3)	100,000	121,718
JPMorgan Chase & Co., 4.65%, 6/1/14(3)	330,000	357,038
JPMorgan Chase & Co., 3.70%, 1/20/15(3)	110,000	114,735
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	670,000	757,365
		3,698,001
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Alltel Corp., 7.875%, 7/1/32(3)	100,000	130,035
AT&T, Inc., 6.80%, 5/15/36(3)	350,000	410,159
AT&T, Inc., 6.55%, 2/15/39(3)	470,000	541,457
British Telecommunications plc, 5.95%, 1/15/18(3)	120,000	128,521
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	130,000	172,132
CenturyLink, Inc., 7.60%, 9/15/39(3)	120,000	115,786
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	150,000	177,407
Embarq Corp., 7.08%, 6/1/16(3)	69,000	74,828
Frontier Communications Corp., 8.50%, 4/15/20(3)(4)	130,000	139,425
Qwest Corp., 7.875%, 9/1/11(3)	120,000	126,000
Qwest Corp., 7.50%, 10/1/14(3)	200,000	219,500
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	120,000	132,000
Sprint Capital Corp., 7.625%, 1/30/11(3)	180,000	184,950
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	340,000	369,800
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	130,000	146,177
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	220,000	243,745
Verizon Communications, Inc., 6.40%, 2/15/38(3)	70,000	79,434
Verizon Communications, Inc., 7.35%, 4/1/39(3)	160,000	202,462
Windstream Corp., 7.875%, 11/1/17(3)	220,000	224,950
		3,818,768
ELECTRIC UTILITIES — 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	100,000	113,123
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	81,000	88,067
Duke Energy Corp., 3.95%, 9/15/14(3)	130,000	138,255
Exelon Generation Co. LLC, 5.20%, 10/1/19(3)	150,000	163,034
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	300,000	316,962
Florida Power Corp., 6.35%, 9/15/37(3)	230,000	275,459
Southern California Edison Co., 5.625%, 2/1/36(3)	60,000	66,209
		1,161,109
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(3)	250,000	270,000
ENERGY EQUIPMENT & SERVICES — 0.1%
Weatherford International Ltd., 9.625%, 3/1/19(3)	240,000	304,396
FOOD & STAPLES RETAILING — 0.4%
CVS Caremark Corp., 6.60%, 3/15/19(3)	350,000	410,584
Kroger Co. (The), 6.40%, 8/15/17(3)	200,000	236,143
SYSCO Corp., 4.20%, 2/12/13(3)	100,000	107,687
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	468,000	528,019
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	220,000	258,779

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	$ 150,000	$ 164,776
		1,705,988
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	200,000	221,685
Kraft Foods, Inc., 6.00%, 2/11/13(3)	70,000	77,450
Kraft Foods, Inc., 5.375%, 2/10/20(3)	70,000	76,713
Kraft Foods, Inc., 6.50%, 2/9/40(3)	300,000	346,706
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	120,000	125,414
Ralcorp Holdings, Inc., 6.625%, 8/15/39(3)	130,000	136,400
		984,368
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	130,000	154,174
Baxter International, Inc., 5.375%, 6/1/18(3)	220,000	253,433
Covidien International Finance SA, 1.875%, 6/15/13(3)	170,000	172,100
		579,707
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	230,000	245,809
Express Scripts, Inc., 7.25%, 6/15/19(3)	360,000	440,989
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	270,000	312,476
		999,274
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(3)	170,000	196,220
Yum! Brands, Inc., 5.30%, 9/15/19(3)	310,000	338,902
		535,122
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	230,000	242,650
Toll Brothers Finance Corp., 6.75%, 11/1/19(3)	100,000	102,927
Whirlpool Corp., 8.60%, 5/1/14(3)	60,000	71,635
		417,212
HOUSEHOLD PRODUCTS — 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	230,000	275,374
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(3)	158,000	171,264
General Electric Co., 5.25%, 12/6/17(3)	230,000	253,921
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(3)(4)	230,000	245,233
		670,418
INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	150,000	180,639
American International Group, Inc., 8.25%, 8/15/18(3)	100,000	107,750
Hartford Financial Services Group, Inc. (The), 4.00%, 3/30/15(3)	110,000	110,112
Lincoln National Corp., 6.25%, 2/15/20(3)	110,000	117,600
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	200,000	217,983
MetLife, Inc., 6.75%, 6/1/16(3)	260,000	299,294
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	150,000	162,526
Prudential Financial, Inc., 7.375%, 6/15/19(3)	120,000	142,097
Prudential Financial, Inc., 5.40%, 6/13/35(3)	270,000	243,248
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	100,000	113,028
		1,694,277
LEISURE EQUIPMENT & PRODUCTS(2)
Hasbro, Inc., 6.35%, 3/15/40(3)	150,000	155,623

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(3)	$ 200,000	$ 215,484
MEDIA — 1.0%
CBS Corp., 8.875%, 5/15/19(3)	120,000	154,338
CBS Corp., 5.75%, 4/15/20(3)	110,000	120,836
CBS Corp., 5.50%, 5/15/33(3)	120,000	115,103
Comcast Corp., 5.90%, 3/15/16(3)	189,000	217,097
Comcast Corp., 6.40%, 5/15/38(3)	220,000	243,332
Comcast Corp., 6.40%, 3/1/40(3)	80,000	88,956
DirecTV Holdings LLC, 3.55%, 3/15/15(3)	190,000	195,941
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	305,000	328,530
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	210,000	218,137
Gannett Co., Inc., 9.375%, 11/15/17(3)(4)	100,000	109,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	300,000	349,500
Lamar Media Corp., 9.75%, 4/1/14(3)	150,000	168,000
News America, Inc., 6.90%, 8/15/39(3)	190,000	219,932
Omnicom Group, Inc., 5.90%, 4/15/16(3)	290,000	331,729
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	350,000	376,036
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	240,000	280,739
Time Warner, Inc., 7.70%, 5/1/32(3)	200,000	244,910
Viacom, Inc., 6.25%, 4/30/16(3)	490,000	565,757
Viacom, Inc., 6.875%, 4/30/36(3)	160,000	184,270
Virgin Media Secured Finance plc, 6.50%, 1/15/18(3)(4)	190,000	197,600
		4,709,743
METALS & MINING — 0.4%
Alcoa, Inc., 6.15%, 8/15/20(5)	150,000	152,293
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	70,000	72,789
ArcelorMittal, 9.85%, 6/1/19(3)	240,000	310,542
Barrick Gold Corp., 6.95%, 4/1/19	100,000	123,183
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	210,000	234,978
Newmont Mining Corp., 6.25%, 10/1/39(3)	220,000	245,129
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	290,000	322,506
Teck Resources Ltd., 5.375%, 10/1/15(3)	70,000	75,246
Teck Resources Ltd., 10.75%, 5/15/19(3)	70,000	87,548
Vale Overseas Ltd., 5.625%, 9/15/19(3)	90,000	98,234
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(3)(4)	197,000	213,414
		1,935,862
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	175,000	181,562
MULTI-UTILITIES — 0.5%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	230,000	255,351
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	330,000	351,881
CMS Energy Corp., 8.75%, 6/15/19(3)	180,000	206,418
Dominion Resources, Inc., 6.40%, 6/15/18(3)	230,000	274,031
Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	420,000	428,032
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	303,000	335,602
Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	220,000	259,014
PG&E Corp., 5.75%, 4/1/14(3)	90,000	100,590
Sempra Energy, 8.90%, 11/15/13(3)	170,000	204,631
Sempra Energy, 6.50%, 6/1/16(3)	100,000	117,277

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Sempra Energy, 6.00%, 10/15/39(3)	$ 80,000	$ 87,518
		2,620,345
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(3)	80,000	86,831
Xerox Corp., 4.25%, 2/15/15(3)	200,000	211,192
		298,023
OIL, GAS & CONSUMABLE FUELS — 1.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	250,000	225,475
Cenovus Energy, Inc., 4.50%, 9/15/14(3)	140,000	151,038
ConocoPhillips, 5.75%, 2/1/19(3)	240,000	279,660
ConocoPhillips, 6.50%, 2/1/39(3)	370,000	460,730
El Paso Corp., 7.875%, 6/15/12(3)	110,000	117,606
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	130,000	151,022
Enbridge Energy Partners LP, 5.20%, 3/15/20(3)	100,000	105,218
Enterprise Products Operating LLC, 3.70%, 6/1/15(3)	150,000	155,190
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	390,000	447,185
Enterprise Products Operating LLC, 6.45%, 9/1/40(3)	100,000	109,885
EOG Resources, Inc., 5.625%, 6/1/19(3)	150,000	172,367
Hess Corp., 6.00%, 1/15/40(3)	110,000	118,225
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	200,000	237,378
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	130,000	142,219
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	150,000	175,025
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	160,000	180,651
Nexen, Inc., 5.65%, 5/15/17(3)	150,000	166,592
Petrobras International Finance Co., 5.75%, 1/20/20(3)	120,000	128,162
Petroleos Mexicanos, 6.00%, 3/5/20(3)(4)	120,000	128,700
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	190,000	237,102
Shell International Finance BV, 3.10%, 6/28/15(3)	140,000	145,279
Shell International Finance BV, 6.375%, 12/15/38(3)	200,000	244,974
Talisman Energy, Inc., 7.75%, 6/1/19(3)	350,000	437,751
Williams Partners LP, 5.25%, 3/15/20(3)	120,000	128,367
XTO Energy, Inc., 6.50%, 12/15/18(3)	150,000	185,011
		5,030,812
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co., 9.375%, 5/15/19(3)	250,000	325,579
International Paper Co., 7.30%, 11/15/39(3)	150,000	172,477
		498,056
PHARMACEUTICALS — 0.4%
Abbott Laboratories, 5.875%, 5/15/16(3)	100,000	118,622
Abbott Laboratories, 5.30%, 5/27/40(3)	100,000	106,965
AstraZeneca plc, 5.40%, 9/15/12(3)	295,000	323,261
AstraZeneca plc, 5.90%, 9/15/17(3)	200,000	235,721
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	180,000	197,390
Pfizer, Inc., 7.20%, 3/15/39(3)	170,000	228,998
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	410,000	446,190
Wyeth, 5.95%, 4/1/37(3)	272,000	314,005
		1,971,152
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(4)	150,000	153,929
ProLogis, 5.625%, 11/15/16(3)	270,000	254,559
ProLogis, 7.375%, 10/30/19(3)	120,000	117,996

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Simon Property Group LP, 5.75%, 12/1/15(3)	$ 220,000	$ 244,104
		770,588
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)	160,000	173,196
ROAD & RAIL — 0.1%
CSX Corp., 7.375%, 2/1/19(3)	150,000	185,962
Union Pacific Corp., 5.75%, 11/15/17(3)	340,000	388,045
		574,007
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)	254,000	282,574
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.40%, 3/1/16(3)	350,000	393,120
Home Depot, Inc. (The), 5.875%, 12/16/36(3)	75,000	77,346
Staples, Inc., 9.75%, 1/15/14(3)	145,000	178,759
		649,225
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(3)(4)	200,000	213,266
America Movil SAB de CV, 5.00%, 3/30/20(3)(4)	110,000	117,479
Rogers Cable, Inc., 6.25%, 6/15/13(3)	180,000	202,509
Rogers Communications, Inc., 6.80%, 8/15/18(3)	120,000	145,045
Vodafone Group plc, 5.45%, 6/10/19(3)	110,000	120,291
		798,590
TOTAL CORPORATE BONDS
(Cost $47,346,199)		51,613,295
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 10.2%
FHLMC, 7.00%, 10/1/12(3)	36,515	38,486
FHLMC, 4.50%, 1/1/19(3)	1,306,922	1,399,005
FHLMC, 6.50%, 1/1/28(3)	85,978	95,481
FHLMC, 5.50%, 12/1/33(3)	730,745	790,555
FHLMC, 5.50%, 1/1/38(3)	1,940,867	2,092,142
FHLMC, 6.00%, 8/1/38(3)	607,768	660,541
FHLMC, 6.50%, 7/1/47(3)	105,718	115,383
FNMA, 6.50%, 5/1/11(3)	2,288	2,398
FNMA, 7.50%, 11/1/11(3)	34,806	36,078
FNMA, 6.50%, 5/1/13(3)	2,325	2,526
FNMA, 6.50%, 5/1/13(3)	4,480	4,868
FNMA, 6.50%, 6/1/13(3)	791	859
FNMA, 6.50%, 6/1/13(3)	7,467	8,114
FNMA, 6.50%, 6/1/13(3)	23,313	25,334
FNMA, 6.00%, 1/1/14(3)	43,000	46,701
FNMA, 6.00%, 4/1/14(3)	155,168	168,523
FNMA, 4.50%, 5/1/19(3)	1,503,168	1,610,487
FNMA, 5.00%, 9/1/20(3)	2,085,606	2,241,284
FNMA, 6.50%, 1/1/28(3)	25,817	28,569
FNMA, 7.00%, 1/1/28(3)	85,678	97,205
FNMA, 6.50%, 1/1/29(3)	99,272	110,906
FNMA, 7.50%, 7/1/29(3)	162,120	185,425
FNMA, 7.50%, 9/1/30(3)	51,934	59,379
FNMA, 6.50%, 9/1/31(3)	83,742	93,556
FNMA, 7.00%, 9/1/31(3)	34,712	39,496

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.50%, 1/1/32(3)	$ 145,986	$ 163,095
FNMA, 7.00%, 6/1/32(3)	346,742	394,490
FNMA, 6.50%, 8/1/32(3)	146,363	163,516
FNMA, 5.50%, 6/1/33(3)	961,362	1,040,799
FNMA, 5.50%, 7/1/33(3)	1,214,211	1,314,541
FNMA, 5.50%, 8/1/33(3)	1,142,799	1,237,228
FNMA, 5.50%, 9/1/33(3)	730,860	791,250
FNMA, 5.00%, 11/1/33(3)	3,598,786	3,852,718
FNMA, 5.50%, 1/1/34(3)	4,891,251	5,296,825
FNMA, 4.50%, 9/1/35(3)	3,314,952	3,487,612
FNMA, 5.00%, 2/1/36(3)	3,719,097	3,973,963
FNMA, 5.50%, 4/1/36(3)	1,481,624	1,600,809
FNMA, 5.50%, 5/1/36(3)	2,958,473	3,196,458
FNMA, 5.50%, 2/1/37(3)	982,876	1,060,712
FNMA, 6.00%, 7/1/37	6,284,325	6,834,271
FNMA, 6.50%, 8/1/37(3)	923,992	1,001,092
FNMA, 6.50%, 6/1/47(3)	58,218	63,213
FNMA, 6.50%, 8/1/47(3)	227,953	247,509
FNMA, 6.50%, 8/1/47(3)	235,567	255,776
FNMA, 6.50%, 9/1/47(3)	25,817	28,032
FNMA, 6.50%, 9/1/47(3)	128,076	139,064
FNMA, 6.50%, 9/1/47(3)	144,789	157,211
FNMA, 6.50%, 9/1/47(3)	246,360	267,496
FNMA, 6.50%, 9/1/47(3)	352,530	382,775
GNMA, 7.00%, 4/20/26(3)	146,712	166,850
GNMA, 7.50%, 8/15/26(3)	78,788	90,588
GNMA, 7.00%, 2/15/28(3)	17,354	19,939
GNMA, 7.50%, 2/15/28(3)	37,422	43,130
GNMA, 7.00%, 12/15/28(3)	38,348	44,060
GNMA, 7.00%, 5/15/31(3)	162,103	186,510
GNMA, 5.50%, 11/15/32(3)	958,351	1,049,605
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $44,689,540)		48,504,438
U.S. TREASURY SECURITIES — 9.2%
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	1,239,000	1,493,576
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	2,240,000	2,389,451
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(3)	3,427,860	3,631,389
U.S. Treasury Notes, 1.875%, 6/15/12(3)	12,200,000	12,511,673
U.S. Treasury Notes, 1.375%, 9/15/12(3)	4,200,000	4,270,220
U.S. Treasury Notes, 1.375%, 5/15/13(3)	1,000,000	1,017,037
U.S. Treasury Notes, 2.375%, 8/31/14(3)	11,000,000	11,493,284
U.S. Treasury Notes, 3.125%, 5/15/19(3)	7,000,000	7,212,737
TOTAL U.S. TREASURY SECURITIES
(Cost $42,281,825)		44,019,367
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 3.1%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
FHLMC, 2.875%, 2/9/15(3)	2,900,000	3,060,544
FNMA, 2.75%, 3/13/14(3)	4,000,000	4,214,944
FNMA, 5.00%, 2/13/17(3)	2,200,000	2,545,954

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.625%, 11/15/30(3)	$ 761,000	$ 1,005,624
		10,827,066
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.8%
Ally Financial, Inc., 1.75%, 10/30/12(3)	2,000,000	2,043,850
Citigroup Funding, Inc., 1.875%, 11/15/12(3)	1,800,000	1,842,617
		3,886,467
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $13,922,482)		14,713,533
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	800,000	821,144
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 8/2/10(3)	600,000	623,514
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.44%, 8/16/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(4)	20,732	20,706
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.52%, 8/16/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	583,191	526,489
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.44%, 8/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(4)	79,458	76,079
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	225,000	232,209
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	1,000,000	1,059,294
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31	400,000	417,311
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	1,000,000	1,023,797
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	854,899	856,033
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.41%, 8/16/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	522,536	484,770
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(3)	278,363	284,811
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	300,000	303,327
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 8/2/10(3)	500,000	514,059
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 8/2/10(3)	1,000,000	1,043,561
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 8/2/10(3)	1,100,000	1,174,362
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $9,402,309)		9,461,466
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	721,770	529,562
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(3)	460,243	452,838

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(3)	$ 404,559	$ 414,074
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(3)	416,349	406,403
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)	385,236	338,763
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.90%, 8/2/10(3)	666,932	627,018
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	60,788	62,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	263,972	267,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	412,169	402,469
		3,500,594
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 77, Class H, 8.50%, 9/15/20(3)	152,343	170,352
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,200,000	1,322,569
		1,492,921
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,994,925)		4,993,515
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	270,000	274,841
California GO, (Building Bonds), 7.30%, 10/1/39(3)	200,000	217,718
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	300,000	245,595
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	110,000	105,572
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.71%, 7/1/39(3)	85,000	85,669
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(3)	160,000	165,827
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(3)	130,000	135,272
Municipal Electric Auth. of Georgia Rev., (Building Bonds), 6.64%, 4/1/57(3)	190,000	191,239
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	100,000	121,663
New York GO, Series 2010 G1, (Building Bonds), 5.97%, 3/1/36(3)	230,000	237,445
New York State Dormitory Auth. Rev., Series 2009 F, (Building Bonds), 5.63%, 3/15/39(3)	95,000	96,571
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	70,000	75,458
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	210,000	215,000
San Francisco City & County Public Utilities Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	220,000	226,314
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	100,000	107,823
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	230,000	234,770
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(3)	380,000	412,885
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	170,000	173,545
TOTAL MUNICIPAL SECURITIES
(Cost $3,258,078)		3,323,207

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

SOVEREIGN GOVERNMENTS & AGENCIES — 0.3%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(3)	$ 340,000	$ 386,580
CANADA(2)
Hydro Quebec, 8.40%, 1/15/22(3)	145,000	202,906
GERMANY — 0.1%
KfW, 4.125%, 10/15/14(3)	240,000	261,266
MEXICO — 0.1%
United Mexican States, 5.95%, 3/19/19(3)	420,000	476,280
United Mexican States, 6.05%, 1/11/40(3)	60,000	65,460
		541,740
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,267,217)		1,392,492
TEMPORARY CASH INVESTMENTS — 1.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $7,419,732)	7,419,732	7,419,732
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $438,944,320)		476,693,120
OTHER ASSETS AND LIABILITIES — 0.2%		949,364
TOTAL NET ASSETS — 100.0%		$477,642,484

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
36	U.S. Long Bond	September 2010	$4,633,875	$178,788

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
113	U.S. Treasury 2-Year Notes	September 2010	$24,761,125	$(141,503)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$2,650,000	Pay quarterly a fixed rate equal to 0.12% per annum multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$68,453

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $29,616,000.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,746,722, which represented 1.0% of total net assets.

(5)	When-issued security.
(6)	Final maturity indicated, unless otherwise noted.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$291,252,075	–	–
Corporate Bonds	–	$ 51,613,295	–
U.S. Government Agency Mortgage-Backed Securities	–	48,504,438	–
U.S. Treasury Securities	–	44,019,367	–
U.S. Government Agency Securities and Equivalents	–	14,713,533	–
Commercial Mortgage-Backed Securities	–	9,461,466	–
Collateralized Mortgage Obligations	–	4,993,515	–
Municipal Securities	–	3,323,207	–
Sovereign Governments & Agencies	–	1,392,492	–
Temporary Cash Investments	7,419,732	–	–
Total Value of Investment Securities	$298,671,807	$178,021,313	–
Other Financial Instruments
Futures Contracts	$37,285	–	–
Swap Agreements	–	$68,453	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$37,285	$68,453	–

Balanced – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$446,817,593
Gross tax appreciation of investments	$ 38,616,668
Gross tax depreciation of investments	(8,741,141)
Net tax appreciation (depreciation) of investments	$ 29,875,527

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Growth Fund

July 31, 2010

Capital Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.4%
AEROSPACE & DEFENSE — 2.4%
Honeywell International, Inc.	15,326	$ 656,873
Rockwell Collins, Inc.	15,664	895,354
		1,552,227
AIR FREIGHT & LOGISTICS — 1.9%
United Parcel Service, Inc., Class B	19,006	1,235,390
AUTO COMPONENTS — 1.5%
BorgWarner, Inc.(1)	21,638	949,043
AUTOMOBILES — 0.8%
Ford Motor Co.(1)	39,087	499,141
BEVERAGES — 3.8%
Coca-Cola Co. (The)	30,038	1,655,394
PepsiCo, Inc.	12,278	796,965
		2,452,359
BIOTECHNOLOGY — 1.9%
Alexion Pharmaceuticals, Inc.(1)	3,540	192,435
Amgen, Inc.(1)	8,244	449,545
Gilead Sciences, Inc.(1)	16,606	553,312
		1,195,292
CAPITAL MARKETS — 1.6%
BlackRock, Inc.	2,248	354,037
Charles Schwab Corp. (The)	22,209	328,471
Goldman Sachs Group, Inc. (The)	2,230	336,329
		1,018,837
CHEMICALS — 2.3%
Monsanto Co.	2,173	125,686
PPG Industries, Inc.	12,485	867,333
Sigma-Aldrich Corp.	8,338	467,762
		1,460,781
COMMERCIAL BANKS — 0.8%
Wells Fargo & Co.	18,410	510,509
COMMUNICATIONS EQUIPMENT — 4.3%
Arris Group, Inc.(1)	3,975	37,047
Cisco Systems, Inc.(1)	50,843	1,172,948
F5 Networks, Inc.(1)	6,185	543,228
QUALCOMM, Inc.	22,091	841,225
Tellabs, Inc.	23,569	164,512
		2,758,960
COMPUTERS & PERIPHERALS — 8.9%
Apple, Inc.(1)	10,777	2,772,383
EMC Corp.(1)	56,405	1,116,255
Hewlett-Packard Co.	31,197	1,436,310
NetApp, Inc.(1)	7,682	324,949
		5,649,897
CONSUMER FINANCE — 1.8%
American Express Co.	25,195	1,124,705
DIVERSIFIED — 0.2%
iShares Russell 1000 Growth Index Fund	1,960	95,844
DIVERSIFIED FINANCIAL SERVICES — 0.1%
CBOE Holdings, Inc.(1)	3,356	89,270

Capital Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.	8,755	$ 433,723
Rockwell Automation, Inc.	16,010	866,941
		1,300,664
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Corning, Inc.	15,596	282,599
Jabil Circuit, Inc.	32,588	472,852
		755,451
ENERGY EQUIPMENT & SERVICES — 2.8%
Cameron International Corp.(1)	4,040	159,944
Halliburton Co.	16,695	498,847
Schlumberger Ltd.	18,587	1,108,900
		1,767,691
FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	14,315	811,804
Wal-Mart Stores, Inc.	13,927	712,923
		1,524,727
FOOD PRODUCTS — 2.2%
General Mills, Inc.	13,750	470,250
Hershey Co. (The)	7,904	371,488
Kellogg Co.	7,165	358,608
Mead Johnson Nutrition Co.	3,937	209,212
		1,409,558
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Covidien plc	18,021	672,544
Edwards Lifesciences Corp.(1)	6,817	394,023
Gen-Probe, Inc.(1)	4,643	208,796
Intuitive Surgical, Inc.(1)	782	256,785
Masimo Corp.	6,981	161,121
		1,693,269
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Aetna, Inc.	3,398	94,634
Express Scripts, Inc.(1)	20,020	904,504
McKesson Corp.	2,681	168,420
Medco Health Solutions, Inc.(1)	9,905	475,440
		1,642,998
HOTELS, RESTAURANTS & LEISURE — 1.8%
Chipotle Mexican Grill, Inc.(1)	2,709	400,661
Starwood Hotels & Resorts Worldwide, Inc.	15,630	757,274
		1,157,935
HOUSEHOLD DURABLES — 0.7%
Whirlpool Corp.	5,388	448,820
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co. (The)	9,049	553,437
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	8,064	689,794
Textron, Inc.	33,576	697,038
		1,386,832
INSURANCE — 1.0%
Aflac, Inc.	12,770	628,156
INTERNET SOFTWARE & SERVICES — 1.6%
Google, Inc., Class A(1)	2,122	1,028,852

Capital Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

IT SERVICES — 2.6%
International Business Machines Corp.	7,951	$ 1,020,908
MasterCard, Inc., Class A	2,977	625,289
		1,646,197
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Thermo Fisher Scientific, Inc.(1)	6,518	292,397
MACHINERY — 3.8%
Caterpillar, Inc.	9,342	651,604
Eaton Corp.	11,328	888,795
Illinois Tool Works, Inc.	19,994	869,739
		2,410,138
MEDIA — 1.7%
Scripps Networks Interactive, Inc., Class A	9,812	418,285
Walt Disney Co. (The)	20,278	683,166
		1,101,451
METALS & MINING — 2.0%
Cliffs Natural Resources, Inc.	4,736	267,916
Freeport-McMoRan Copper & Gold, Inc.	7,287	521,312
Newmont Mining Corp.	9,050	505,895
		1,295,123
MULTILINE RETAIL — 2.3%
Kohl's Corp.(1)	14,544	693,603
Target Corp.	14,681	753,429
		1,447,032
OIL, GAS & CONSUMABLE FUELS — 7.2%
Cimarex Energy Co.	3,968	273,276
ConocoPhillips	7,058	389,743
EOG Resources, Inc.	4,316	420,810
Exxon Mobil Corp.	46,778	2,791,711
Occidental Petroleum Corp.	7,203	561,330
Southwestern Energy Co.(1)	4,553	165,957
		4,602,827
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	7,674	477,707
PHARMACEUTICALS — 3.4%
Abbott Laboratories	23,015	1,129,576
Allergan, Inc.	9,978	609,257
Novo Nordisk A/S B Shares	3,400	290,823
Perrigo Co.	2,122	118,853
		2,148,509
ROAD & RAIL — 0.7%
Union Pacific Corp.	6,322	472,064
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Altera Corp.	16,913	468,828
Broadcom Corp., Class A	22,714	818,386
Cree, Inc.(1)	2,907	205,932
Intel Corp.	25,409	523,425
Linear Technology Corp.	27,426	874,341
Microchip Technology, Inc.	12,321	375,175
Micron Technology, Inc.(1)	31,519	229,458
		3,495,545

Capital Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

SOFTWARE — 6.7%
Electronic Arts, Inc.(1)	9,676	$ 154,139
Intuit, Inc.(1)	13,964	555,069
Microsoft Corp.	70,198	1,811,810
Oracle Corp.	61,023	1,442,584
Quest Software, Inc.(1)	8,176	164,828
salesforce.com, inc.(1)	1,624	160,695
		4,289,125
SPECIALTY RETAIL — 3.0%
Abercrombie & Fitch Co., Class A	5,281	195,080
Home Depot, Inc. (The)	38,246	1,090,393
J. Crew Group, Inc.(1)	4,601	163,934
OfficeMax, Inc.(1)	13,381	191,215
Williams-Sonoma, Inc.	10,309	275,353
		1,915,975
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
American Tower Corp., Class A(1)	12,580	581,699
Crown Castle International Corp.(1)	11,369	449,189
MetroPCS Communications, Inc.(1)	21,302	190,653
		1,221,541
TOTAL COMMON STOCKS
(Cost $55,928,140)		62,706,276
TEMPORARY CASH INVESTMENTS — 1.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	16,420	16,420
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 2.375%-4.875%, 7/31/10-8/31/10, valued at $1,224,501), in a joint trading account at 0.10%, dated 7/30/10, due 8/2/10 (Delivery value $1,200,010)		1,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,216,420)		1,216,420
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $57,144,560)		63,922,696
OTHER ASSETS AND LIABILITIES — (0.3)%		(172,842)
TOTAL NET ASSETS — 100.0%		$63,749,854

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty Settlement Date	Value	Unrealized Gain (Loss)
1,089,088	DKK for USD	UBS AG 8/31/10	$190,465	$(725)
(Value on Settlement Date $189,740)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Capital Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked pices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$62,415,453	$ 290,823	–
Temporary Cash Investments	16,420	1,200,000	–
Total Value of Investment Securities	$62,431,873	$1,490,823	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(725)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$58,862,194
Gross tax appreciation of investments	$ 6,074,948
Gross tax depreciation of investments	(1,014,446)
Net tax appreciation (depreciation) of investments	$ 5,060,502

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

July 31, 2010

Capital Value – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 2.1%
Honeywell International, Inc.	17,000	$ 728,620
Lockheed Martin Corp.	11,100	834,165
Northrop Grumman Corp.	29,100	1,706,424
		3,269,209
BEVERAGES — 1.9%
Coca-Cola Co. (The)	53,300	2,937,363
BIOTECHNOLOGY — 1.9%
Amgen, Inc.(1)	43,200	2,355,696
Gilead Sciences, Inc.(1)	20,300	676,396
		3,032,092
CAPITAL MARKETS — 3.5%
Ameriprise Financial, Inc.	22,700	962,253
Bank of New York Mellon Corp. (The)	48,900	1,225,923
Goldman Sachs Group, Inc. (The)	14,000	2,111,480
Morgan Stanley	45,300	1,222,647
		5,522,303
CHEMICALS — 1.0%
E.I. du Pont de Nemours & Co.	22,700	923,209
PPG Industries, Inc.	10,300	715,541
		1,638,750
COMMERCIAL BANKS — 4.6%
PNC Financial Services Group, Inc.	21,800	1,294,702
U.S. Bancorp.	88,600	2,117,540
Wells Fargo & Co.	137,800	3,821,194
		7,233,436
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Avery Dennison Corp.	17,100	613,035
Pitney Bowes, Inc.	26,100	637,101
R.R. Donnelley & Sons Co.	34,200	576,954
		1,827,090
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.(1)	48,500	1,118,895
COMPUTERS & PERIPHERALS — 1.1%
Hewlett-Packard Co.	37,500	1,726,500
CONSTRUCTION & ENGINEERING — 0.3%
Shaw Group, Inc. (The)(1)	14,000	448,560
DIVERSIFIED FINANCIAL SERVICES — 7.8%
Bank of America Corp.	330,900	4,645,836
Citigroup, Inc.(1)	376,800	1,544,880
JPMorgan Chase & Co.	145,600	5,864,768
		12,055,484
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.5%
AT&T, Inc.	229,500	5,953,230
CenturyLink, Inc.	18,100	644,722
Verizon Communications, Inc.	123,000	3,574,380
		10,172,332
ELECTRIC UTILITIES — 2.7%
American Electric Power Co., Inc.	21,800	784,364

Capital Value – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Exelon Corp.	46,500	$ 1,945,095
PPL Corp.	56,100	1,530,969
		4,260,428
ENERGY EQUIPMENT & SERVICES — 2.1%
Baker Hughes, Inc.	27,100	1,308,117
National Oilwell Varco, Inc.	31,400	1,229,624
Transocean Ltd.(1)	14,200	656,182
		3,193,923
FOOD & STAPLES RETAILING — 3.9%
Kroger Co. (The)	49,100	1,039,938
SYSCO Corp.	33,000	1,022,010
Walgreen Co.	42,700	1,219,085
Wal-Mart Stores, Inc.	53,100	2,718,189
		5,999,222
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	15,400	421,344
Kraft Foods, Inc., Class A	54,600	1,594,866
Unilever NV New York Shares	55,900	1,648,491
		3,664,701
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Medtronic, Inc.	15,200	561,944
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Aetna, Inc.	25,600	712,960
Quest Diagnostics, Inc.	8,900	418,211
WellPoint, Inc.(1)	16,600	841,952
		1,973,123
HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc.	9,800	410,522
Starbucks Corp.	17,600	437,360
		847,882
HOUSEHOLD PRODUCTS — 2.9%
Clorox Co.	19,800	1,284,624
Energizer Holdings, Inc.(1)	13,600	836,672
Procter & Gamble Co. (The)	39,800	2,434,168
		4,555,464
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
NRG Energy, Inc.(1)	19,700	446,796
INDUSTRIAL CONGLOMERATES — 3.9%
General Electric Co.	316,800	5,106,816
Tyco International Ltd.	24,000	918,720
		6,025,536
INSURANCE — 7.1%
Allstate Corp. (The)	57,500	1,623,800
Berkshire Hathaway, Inc., Class B(1)	19,900	1,554,588
Chubb Corp. (The)	34,100	1,794,683
Loews Corp.	47,400	1,760,910
Principal Financial Group, Inc.	26,600	681,226
Torchmark Corp.	19,200	1,018,944
Travelers Cos., Inc. (The)	41,300	2,083,585
XL Group plc	28,400	503,532
		11,021,268

Capital Value – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

IT SERVICES — 1.7%
Fiserv, Inc.(1)	12,900	$ 646,290
International Business Machines Corp.	15,000	1,926,000
		2,572,290
MACHINERY — 1.5%
Dover Corp.	18,700	897,039
Ingersoll-Rand plc	38,300	1,434,718
		2,331,757
MEDIA — 4.7%
CBS Corp., Class B	74,300	1,098,154
Comcast Corp., Class A	102,100	1,987,887
Time Warner Cable, Inc.	12,700	726,059
Time Warner, Inc.	64,400	2,026,024
Viacom, Inc., Class B	44,300	1,463,672
		7,301,796
METALS & MINING — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	5,300	379,162
Nucor Corp.	18,300	716,262
		1,095,424
MULTILINE RETAIL — 1.1%
Kohl's Corp.(1)	16,200	772,578
Macy's, Inc.	51,900	967,935
		1,740,513
MULTI-UTILITIES — 0.8%
PG&E Corp.	27,900	1,238,760
OIL, GAS & CONSUMABLE FUELS — 10.5%
Apache Corp.	22,057	2,108,208
Chevron Corp.	62,700	4,778,367
ConocoPhillips	55,000	3,037,100
Devon Energy Corp.	19,800	1,237,302
Exxon Mobil Corp.	53,200	3,174,976
Occidental Petroleum Corp.	15,200	1,184,536
Valero Energy Corp.	45,300	769,647
		16,290,136
PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	30,500	738,100
PHARMACEUTICALS — 10.5%
Abbott Laboratories	28,300	1,388,964
Eli Lilly & Co.	28,600	1,018,160
Johnson & Johnson	81,800	4,751,762
Merck & Co., Inc.	113,600	3,914,656
Pfizer, Inc.	346,700	5,200,500
		16,274,042
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Applied Materials, Inc.	40,600	479,080
Intel Corp.	62,500	1,287,500
		1,766,580
SOFTWARE — 3.4%
Activision Blizzard, Inc.	47,400	563,112
Microsoft Corp.	131,300	3,388,853
Oracle Corp.	57,900	1,368,756
		5,320,721

Capital Value – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

SPECIALTY RETAIL — 0.4%
Best Buy Co., Inc.	16,300	$ 564,958
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
VF Corp.	11,100	880,563
TOBACCO — 1.7%
Altria Group, Inc.	98,800	2,189,408
Lorillard, Inc.	5,700	434,568
		2,623,976
TOTAL COMMON STOCKS
(Cost $138,469,776)		154,271,917
TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	20,270	20,270
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 2.375%-4.875%, 7/31/10-8/31/10, valued at $1,020,418), in a joint trading account at 0.10%, dated 7/30/10, due 8/2/10 (Delivery value $1,000,008)		1,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,020,270)		1,020,270
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $139,490,046)		155,292,187
OTHER ASSETS AND LIABILITIES — 0.1%		122,269
TOTAL NET ASSETS — 100.0%		$155,414,456

Notes to Schedule of Investments

(1)	Non-income producing.

Capital Value – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$154,271,917	–	–
Temporary Cash Investments	20,270	$1,000,000	–
Total Value of Investment Securities	$154,292,187	$1,000,000	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$140,535,533
Gross tax appreciation of investments	$ 26,642,178
Gross tax depreciation of investments	(11,885,524)
Net tax appreciation (depreciation) of investments	$ 14,756,654

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

July 31, 2010

Focused Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.3%
AEROSPACE & DEFENSE — 3.3%
Honeywell International, Inc.	2,544	$ 109,036
Rockwell Collins, Inc.	5,383	307,692
		416,728
AIR FREIGHT & LOGISTICS — 2.2%
United Parcel Service, Inc., Class B	4,244	275,860
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.(1)	4,610	202,195
AUTOMOBILES — 0.2%
Ford Motor Co.(1)	2,249	28,720
BEVERAGES — 4.4%
Coca-Cola Co. (The)	10,061	554,462
BIOTECHNOLOGY — 2.8%
Alexion Pharmaceuticals, Inc.(1)	327	17,776
Amgen, Inc.(1)	6,151	335,414
		353,190
CAPITAL MARKETS — 1.0%
Goldman Sachs Group, Inc. (The)	840	126,689
CHEMICALS — 3.0%
PPG Industries, Inc.	5,406	375,555
COMMERCIAL BANKS — 1.0%
Wells Fargo & Co.	4,684	129,887
COMMUNICATIONS EQUIPMENT — 0.9%
Arris Group, Inc.(1)	3,786	35,285
F5 Networks, Inc.(1)	867	76,149
		111,434
COMPUTERS & PERIPHERALS — 12.3%
Apple, Inc.(1)	2,352	605,052
EMC Corp.(1)	22,575	446,759
Hewlett-Packard Co.	11,124	512,149
		1,563,960
CONSUMER FINANCE — 2.3%
American Express Co.	6,611	295,115
DIVERSIFIED — 0.8%
iShares Russell 1000 Growth Index Fund	1,960	95,844
ELECTRICAL EQUIPMENT — 2.3%
Rockwell Automation, Inc.	5,479	296,688
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Jabil Circuit, Inc.	21,457	311,341
ENERGY EQUIPMENT & SERVICES — 3.2%
Schlumberger Ltd.	6,849	408,611
FOOD PRODUCTS — 2.1%
General Mills, Inc.	4,192	143,366
Kellogg Co.	2,562	128,228
		271,594
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Covidien plc	4,862	181,450

Focused Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Express Scripts, Inc.(1)	8,166	$ 368,940
HOTELS, RESTAURANTS & LEISURE — 1.8%
Chipotle Mexican Grill, Inc.(1)	197	29,136
Starwood Hotels & Resorts Worldwide, Inc.	4,071	197,240
		226,376
HOUSEHOLD DURABLES — 1.8%
Whirlpool Corp.	2,760	229,908
HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Co. (The)	2,276	139,200
INDUSTRIAL CONGLOMERATES — 2.9%
3M Co.	1,562	133,614
Textron, Inc.	11,473	238,179
		371,793
INSURANCE — 1.6%
Aflac, Inc.	4,172	205,221
IT SERVICES — 0.8%
International Business Machines Corp.	797	102,335
MACHINERY — 4.1%
Eaton Corp.	2,652	208,076
Illinois Tool Works, Inc.	7,310	317,985
		526,061
MEDIA — 2.0%
Scripps Networks Interactive, Inc., Class A	6,049	257,869
METALS & MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	58	4,149
Newmont Mining Corp.	1,646	92,012
		96,161
MULTILINE RETAIL — 4.3%
Kohl's Corp.(1)	6,201	295,726
Target Corp.	5,030	258,139
		553,865
OIL, GAS & CONSUMABLE FUELS — 3.1%
Cimarex Energy Co.	2,826	194,627
Occidental Petroleum Corp.	2,610	203,397
		398,024
PHARMACEUTICALS — 5.1%
Abbott Laboratories	6,195	304,051
Novo Nordisk A/S B Shares	4,027	344,454
		648,505
ROAD & RAIL — 1.4%
Union Pacific Corp.	2,411	180,029
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Broadcom Corp., Class A	5,315	191,499
Linear Technology Corp.	8,648	275,698
Micron Technology, Inc.(1)	8,749	63,693
		530,890
SOFTWARE — 7.2%
Intuit, Inc.(1)	173	6,877
Microsoft Corp.	23,295	601,244

Focused Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Oracle Corp.	13,310	$ 314,648
		922,769
SPECIALTY RETAIL — 3.4%
Home Depot, Inc. (The)	11,156	318,058
J. Crew Group, Inc.(1)	1,180	42,043
OfficeMax, Inc.(1)	3,010	43,013
Williams-Sonoma, Inc.	1,214	32,426
		435,540
WIRELESS TELECOMMUNICATION SERVICES — 2.6%
American Tower Corp., Class A(1)	7,164	331,263
TOTAL COMMON STOCKS
(Cost $10,889,477)		12,524,072
TEMPORARY CASH INVESTMENTS — 2.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	2,705	2,705
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $306,735), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $300,004)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $302,705)		302,705
TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $11,192,182)		12,826,777
OTHER ASSETS AND LIABILITIES — (0.7)%		(84,442)
TOTAL NET ASSETS — 100.0%		$12,742,335

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
1,289,929	DKK for USD UBS AG	8/31/10	$225,589	$(859)
(Value on Settlement Date $224,730)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Focused Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$12,179,618	$344,454	–
Temporary Cash Investments	2,705	300,000	–
Total Value of Investment Securities	$12,182,323	$644,454	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(859)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,316,488
Gross tax appreciation of investments	$ 1,737,960
Gross tax depreciation of investments	(227,671)
Net tax appreciation (depreciation) of investments	$ 1,510,289

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

July 31, 2010

Fundamental Equity – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 3.0%
General Dynamics Corp.	26,028	$ 1,594,215
Honeywell International, Inc.	67,919	2,911,008
United Technologies Corp.	16,909	1,202,230
		5,707,453
AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	26,408	1,716,520
AIRLINES — 0.1%
Allegiant Travel Co.	6,174	274,064
AUTOMOBILES — 1.4%
Ford Motor Co.(1)	216,916	2,770,017
BEVERAGES — 0.5%
Coca-Cola Enterprises, Inc.	34,197	981,454
BIOTECHNOLOGY — 2.0%
Amgen, Inc.(1)	68,205	3,719,219
Gilead Sciences, Inc.(1)	5,130	170,931
		3,890,150
CAPITAL MARKETS — 0.7%
BlackRock, Inc.	5,509	867,613
Goldman Sachs Group, Inc. (The)	3,470	523,345
		1,390,958
CHEMICALS — 1.1%
Ashland, Inc.	8,170	415,445
E.I. du Pont de Nemours & Co.	5,214	212,053
Eastman Chemical Co.	1,425	89,262
International Flavors & Fragrances, Inc.	26,883	1,219,951
Lubrizol Corp.	950	88,815
		2,025,526
COMMERCIAL BANKS — 4.0%
Bank of Hawaii Corp.	15,578	775,940
PNC Financial Services Group, Inc.	4,220	250,626
U.S. Bancorp.	61,555	1,471,165
Wells Fargo & Co.	185,351	5,139,783
		7,637,514
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Knoll, Inc.	27,928	391,830
COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.(1)	167,376	3,861,364
Motorola, Inc.(1)	33,755	252,825
QUALCOMM, Inc.	17,954	683,689
		4,797,878
COMPUTERS & PERIPHERALS — 4.7%
Apple, Inc.(1)	18,998	4,887,235
EMC Corp.(1)	164,242	3,250,349
Hewlett-Packard Co.	17,668	813,435
SanDisk Corp.(1)	1,321	57,728
		9,008,747
CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.(1)	11,779	306,372

Fundamental Equity – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Foster Wheeler AG(1)	2,375	$ 54,672
		361,044
CONSUMER FINANCE — 0.6%
American Express Co.	27,358	1,221,261
CONTAINERS & PACKAGING — 0.2%
Sealed Air Corp.	15,484	334,919
DIVERSIFIED FINANCIAL SERVICES — 4.2%
Bank of America Corp.	149,423	2,097,899
JPMorgan Chase & Co.	148,123	5,966,394
NYSE Euronext	3,609	104,553
		8,168,846
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	116,841	3,030,855
Frontier Communications Corp.	11,765	89,885
Qwest Communications International, Inc.	52,151	295,175
Verizon Communications, Inc.	15,593	453,132
		3,869,047
ELECTRIC UTILITIES — 0.5%
FirstEnergy Corp.	28,212	1,063,592
ELECTRICAL EQUIPMENT — 1.5%
Belden, Inc.	14,534	347,217
Emerson Electric Co.	46,546	2,305,889
GrafTech International Ltd.(1)	13,488	211,492
		2,864,598
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Avnet, Inc.(1)	18,143	456,296
ENERGY EQUIPMENT & SERVICES — 2.2%
Ensco plc ADR	6,270	262,149
Nabors Industries Ltd.(1)	52,056	958,351
National Oilwell Varco, Inc.	17,543	686,984
Noble Corp.(1)	27,072	879,840
Patterson-UTI Energy, Inc.	52,341	859,963
Rowan Cos., Inc.(1)	19,379	489,513
		4,136,800
FOOD & STAPLES RETAILING — 2.3%
Safeway, Inc.	15,769	323,895
SUPERVALU, INC.	28,621	322,845
SYSCO Corp.	11,684	361,853
Walgreen Co.	22,323	637,322
Wal-Mart Stores, Inc.	52,951	2,710,562
		4,356,477
FOOD PRODUCTS — 3.9%
Archer-Daniels-Midland Co.	55,696	1,523,843
H.J. Heinz Co.	52,151	2,319,676
Kraft Foods, Inc., Class A	56,120	1,639,265
Sara Lee Corp.	12,177	180,098
Tyson Foods, Inc., Class A	101,606	1,779,121
		7,442,003
GAS UTILITIES — 0.1%
Questar Corp.	13,214	217,370

Fundamental Equity – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Covidien plc	1,995	$ 74,453
Hospira, Inc.(1)	19,379	1,009,646
Medtronic, Inc.	5,985	221,266
		1,305,365
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aetna, Inc.	28,783	801,607
AmerisourceBergen Corp.	71,263	2,135,752
Cardinal Health, Inc.	59,331	1,914,611
Medco Health Solutions, Inc.(1)	13,964	670,272
UnitedHealth Group, Inc.	52,056	1,585,105
		7,107,347
HOTELS, RESTAURANTS & LEISURE — 1.0%
Bally Technologies, Inc.(1)	5,509	177,941
Cheesecake Factory, Inc. (The)(1)	4,084	95,729
Starbucks Corp.	12,707	315,769
WMS Industries, Inc.(1)	18,959	730,111
Wyndham Worldwide Corp.	20,898	533,526
		1,853,076
HOUSEHOLD DURABLES — 0.4%
Tupperware Brands Corp.	5,599	220,545
Whirlpool Corp.	6,865	571,854
		792,399
HOUSEHOLD PRODUCTS — 2.7%
Kimberly-Clark Corp.	9,310	596,957
Procter & Gamble Co. (The)	75,994	4,647,793
		5,244,750
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp. (The)(1)	40,181	414,266
Constellation Energy Group, Inc.	2,881	91,040
		505,306
INDUSTRIAL CONGLOMERATES — 1.6%
General Electric Co.	195,115	3,145,254
INSURANCE — 5.0%
ACE Ltd.	14,914	791,635
Aflac, Inc.	25,363	1,247,606
American Financial Group, Inc.	7,599	223,942
Assurant, Inc.	15,009	559,686
Chubb Corp. (The)	9,024	474,933
Principal Financial Group, Inc.	19,808	507,283
Prudential Financial, Inc.	23,475	1,344,883
Travelers Cos., Inc. (The)	47,116	2,377,002
Unum Group	87,963	2,007,316
		9,534,286
INTERNET SOFTWARE & SERVICES — 1.5%
AOL, Inc.(1)	6,460	135,143
eBay, Inc.(1)	9,310	194,672
Google, Inc., Class A(1)	5,320	2,579,402
		2,909,217
IT SERVICES — 4.3%
Accenture plc, Class A	25,743	1,020,453
International Business Machines Corp.	45,786	5,878,922

Fundamental Equity – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Western Union Co. (The)	87,592	$ 1,421,618
		8,320,993
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc.	19,854	836,846
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.(1)	3,895	174,730
MACHINERY — 2.1%
Caterpillar, Inc.	2,109	147,103
Deere & Co.	13,924	928,452
Dover Corp.	42,367	2,032,345
Oshkosh Corp.(1)	17,574	604,194
Wabtec Corp.	7,124	317,802
		4,029,896
MEDIA — 3.6%
Comcast Corp., Class A	132,799	2,585,596
DIRECTV, Class A(1)	2,441	90,708
Gannett Co., Inc.	6,796	89,571
Omnicom Group, Inc.	13,204	491,981
Time Warner Cable, Inc.	17,954	1,026,430
Time Warner, Inc.	71,245	2,241,368
Viacom, Inc., Class B	9,975	329,574
		6,855,228
METALS & MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	28,903	2,067,721
Reliance Steel & Aluminum Co.	5,889	231,320
		2,299,041
MULTILINE RETAIL — 1.0%
Big Lots, Inc.(1)	42,081	1,443,799
Dillard's, Inc., Class A	3,431	79,393
Kohl's Corp.(1)	7,098	338,504
		1,861,696
MULTI-UTILITIES — 2.6%
CenterPoint Energy, Inc.	82,739	1,177,376
DTE Energy Co.	8,074	372,696
NSTAR	43,031	1,599,032
Public Service Enterprise Group, Inc.	3,134	103,108
Xcel Energy, Inc.	77,419	1,702,444
		4,954,656
OIL, GAS & CONSUMABLE FUELS — 8.9%
Alpha Natural Resources, Inc.(1)	21,563	826,510
Anadarko Petroleum Corp.	9,258	455,123
Chevron Corp.	43,127	3,286,709
ConocoPhillips	43,506	2,402,401
Exxon Mobil Corp.	95,582	5,704,334
Hess Corp.	8,473	454,068
Murphy Oil Corp.	12,444	681,309
Occidental Petroleum Corp.	28,783	2,243,059
Peabody Energy Corp.	14,628	660,454
Valero Energy Corp.	11,494	195,283
Williams Cos., Inc. (The)	10,639	206,503
		17,115,753

Fundamental Equity – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

PAPER & FOREST PRODUCTS — 0.9%
International Paper Co.	70,959	$ 1,717,208
PHARMACEUTICALS — 4.7%
Abbott Laboratories	62,790	3,081,733
Bristol-Myers Squibb Co.	63,550	1,583,666
Eli Lilly & Co.	27,547	980,673
Johnson & Johnson	59,940	3,481,915
		9,127,987
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Annaly Capital Management, Inc.	48,446	842,961
Public Storage	8,835	866,890
		1,709,851
ROAD & RAIL — 1.4%
Avis Budget Group, Inc.(1)	36,667	452,471
Con-way, Inc.	3,895	131,222
Ryder System, Inc.	24,033	1,049,521
Union Pacific Corp.	13,394	1,000,130
		2,633,344
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Micro Devices, Inc.(1)	7,647	57,276
Altera Corp.	45,501	1,261,288
Intel Corp.	39,327	810,136
Marvell Technology Group Ltd.(1)	65,544	977,916
Micron Technology, Inc.(1)	30,735	223,751
Texas Instruments, Inc.	28,022	691,863
Xilinx, Inc.	41,987	1,172,277
		5,194,507
SOFTWARE — 3.2%
Microsoft Corp.	154,838	3,996,369
Oracle Corp.	49,189	1,162,828
Red Hat, Inc.(1)	7,584	243,826
Symantec Corp.(1)	52,151	676,398
		6,079,421
SPECIALTY RETAIL — 1.6%
Gap, Inc. (The)	91,382	1,654,928
Home Depot, Inc. (The)	28,783	820,603
Lowe's Cos., Inc.	25,838	535,880
		3,011,411
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Coach, Inc.	11,114	410,885
THRIFTS & MORTGAGE FINANCE — 0.3%
Hudson City Bancorp., Inc.	43,792	543,897
TOBACCO — 1.3%
Altria Group, Inc.	62,600	1,387,216
Philip Morris International, Inc.	20,613	1,052,088
		2,439,304
TRADING COMPANIES & DISTRIBUTORS — 0.4%
United Rentals, Inc.(1)	57,632	759,590

Fundamental Equity – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
American Tower Corp., Class A(1)	33,627	$ 1,554,913
TOTAL COMMON STOCKS
(Cost $168,877,959)		189,112,521
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	91,336	91,336
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $2,571,464), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $2,515,031)		2,515,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,606,336)		2,606,336
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 0.2%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $393,644), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $385,005) (Cost $385,000)		385,000
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $171,869,295)		192,103,857
OTHER ASSETS AND LIABILITIES(2)		(30,484)
TOTAL NET ASSETS — 100.0%		$192,073,373

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
7	S&P 500 E-Mini Futures	September 2010	$384,405	$15,179

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Fundamental Equity – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$189,112,521	–	–
Temporary Cash Investments	91,336	$2,900,000	–
Total Value of Investment Securities	$189,203,857	$2,900,000	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$15,179	–	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$175,662,500
Gross tax appreciation of investments	$ 26,486,687
Gross tax depreciation of investments	(10,045,330)
Net tax appreciation (depreciation) of investments	$ 16,441,357

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Giftrust Fund

July 31, 2010

Giftrust – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.2%
BE Aerospace, Inc.(1)	214,244	$ 6,298,774
Goodrich Corp.	138,247	10,074,059
Precision Castparts Corp.	121,444	14,839,242
United Technologies Corp.	68,974	4,904,051
		36,116,126
AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc.(1)	41,281	2,414,113
Expeditors International of Washington, Inc.	141,957	6,053,046
		8,467,159
AIRLINES — 0.3%
Delta Air Lines, Inc.(1)	253,761	3,014,681
AUTOMOBILES — 1.0%
Bayerische Motoren Werke AG	80,489	4,332,974
Hyundai Motor Co.	36,877	4,644,400
		8,977,374
BEVERAGES — 0.5%
Coca-Cola Co. (The)	80,374	4,429,411
BIOTECHNOLOGY — 2.2%
Alexion Pharmaceuticals, Inc.(1)	97,235	5,285,695
Celgene Corp.(1)	245,950	13,564,142
		18,849,837
BUILDING PRODUCTS — 0.2%
Lennox International, Inc.	49,506	2,161,927
CAPITAL MARKETS — 1.3%
Goldman Sachs Group, Inc. (The)	31,052	4,683,263
Morgan Stanley	239,897	6,474,820
		11,158,083
CHEMICALS — 1.5%
Albemarle Corp.	177,127	7,726,280
Ecolab, Inc.	106,911	5,229,017
		12,955,297
COMMERCIAL BANKS — 0.7%
Wells Fargo & Co.	226,434	6,279,015
COMMUNICATIONS EQUIPMENT — 6.0%
Cisco Systems, Inc.(1)	783,258	18,069,762
F5 Networks, Inc.(1)	227,214	19,956,206
JDS Uniphase Corp.(1)	167,839	1,821,053
Polycom, Inc.(1)	98,995	2,938,172
QUALCOMM, Inc.	232,193	8,841,909
		51,627,102
COMPUTERS & PERIPHERALS — 11.1%
Apple, Inc.(1)	234,689	60,373,745
EMC Corp.(1)	611,404	12,099,685
Hewlett-Packard Co.	202,640	9,329,546
Lexmark International, Inc., Class A(1)	278,368	10,230,024
NetApp, Inc.(1)	101,823	4,307,113
		96,340,113

Giftrust – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

CONSUMER FINANCE — 0.9%
Discover Financial Services	499,487	$ 7,627,167
DIVERSIFIED FINANCIAL SERVICES — 0.5%
JPMorgan Chase & Co.	108,691	4,378,074
ELECTRICAL EQUIPMENT — 2.0%
American Superconductor Corp.(1)	140,275	4,229,291
Cooper Industries plc	177,735	8,024,735
Rockwell Automation, Inc.	99,533	5,389,712
		17,643,738
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Agilent Technologies, Inc.(1)	367,076	10,252,433
Dolby Laboratories, Inc., Class A(1)	85,394	5,419,957
		15,672,390
ENERGY EQUIPMENT & SERVICES — 3.3%
Core Laboratories NV	73,832	5,703,522
FMC Technologies, Inc.(1)	112,070	7,091,789
Schlumberger Ltd.	144,598	8,626,717
Tenaris SA ADR	183,259	7,339,523
		28,761,551
FOOD & STAPLES RETAILING — 3.3%
Costco Wholesale Corp.	180,351	10,227,705
Wal-Mart Stores, Inc.	84,629	4,332,159
Whole Foods Market, Inc.(1)	377,768	14,343,851
		28,903,715
FOOD PRODUCTS — 1.5%
General Mills, Inc.	60,008	2,052,273
Mead Johnson Nutrition Co.	202,398	10,755,430
		12,807,703
GAS UTILITIES — 0.5%
National Fuel Gas Co.	90,329	4,340,308
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
C.R. Bard, Inc.	123,358	9,687,303
Masimo Corp.	137,448	3,172,300
Varian Medical Systems, Inc.(1)	97,139	5,362,073
		18,221,676
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Express Scripts, Inc.(1)	465,090	21,012,766
Medco Health Solutions, Inc.(1)	161,445	7,749,360
		28,762,126
HEALTH CARE TECHNOLOGY — 0.7%
SXC Health Solutions Corp.(1)	84,179	5,715,754
HOTELS, RESTAURANTS & LEISURE — 4.5%
Chipotle Mexican Grill, Inc.(1)	9,778	1,446,166
Ctrip.com International Ltd. ADR(1)	235,523	9,482,156
Las Vegas Sands Corp.(1)	387,236	10,401,159
McDonald's Corp.	60,975	4,251,787
Royal Caribbean Cruises Ltd.(1)	145,971	4,212,723
Starbucks Corp.	83,708	2,080,144
Starwood Hotels & Resorts Worldwide, Inc.	151,599	7,344,971
		39,219,106

Giftrust – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

HOUSEHOLD DURABLES — 1.3%
Whirlpool Corp.	134,488	$ 11,202,850
HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.	74,315	5,869,399
INSURANCE — 1.1%
Aflac, Inc.	72,157	3,549,403
Genworth Financial, Inc., Class A(1)	416,802	5,660,171
		9,209,574
INTERNET & CATALOG RETAIL — 1.2%
priceline.com, Inc.(1)	44,965	10,090,146
INTERNET SOFTWARE & SERVICES — 4.6%
Baidu, Inc. ADR(1)	144,567	11,769,199
Equinix, Inc.(1)	33,156	3,100,418
Google, Inc., Class A(1)	41,792	20,262,851
WebMD Health Corp.(1)	105,073	4,861,728
		39,994,196
IT SERVICES — 3.3%
Cognizant Technology Solutions Corp., Class A(1)	198,309	10,819,739
MasterCard, Inc., Class A	21,330	4,480,153
Visa, Inc., Class A	176,892	12,975,028
		28,274,920
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Polaris Industries, Inc.	42,042	2,509,907
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Illumina, Inc.(1)	53,400	2,393,922
Life Technologies Corp.(1)	196,838	8,462,066
		10,855,988
MACHINERY — 3.0%
ArvinMeritor, Inc.(1)	203,267	3,335,612
Cummins, Inc.	125,183	9,965,819
Deere & Co.	125,830	8,390,344
Ingersoll-Rand plc	111,737	4,185,668
		25,877,443
MEDIA — 0.5%
Imax Corp.(1)	287,578	4,448,832
METALS & MINING — 0.3%
Cliffs Natural Resources, Inc.	44,923	2,541,294
MULTILINE RETAIL — 1.8%
Kohl's Corp.(1)	190,910	9,104,498
Nordstrom, Inc.	199,614	6,786,876
		15,891,374
OIL, GAS & CONSUMABLE FUELS — 4.6%
Concho Resources, Inc.(1)	102,334	6,137,994
Exxon Mobil Corp.	493,784	29,469,029
Pioneer Natural Resources Co.	72,761	4,214,317
		39,821,340
PHARMACEUTICALS — 3.1%
Abbott Laboratories	180,261	8,847,210
Salix Pharmaceuticals Ltd.(1)	59,695	2,531,665
Shire plc	200,518	4,578,053

Giftrust – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Shire plc ADR	161,485	$ 11,121,472
		27,078,400
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CB Richard Ellis Group, Inc., Class A(1)	253,441	4,308,497
ROAD & RAIL — 1.7%
J.B. Hunt Transport Services, Inc.	141,453	5,020,167
Kansas City Southern(1)	134,670	4,942,389
Union Pacific Corp.	60,211	4,495,955
		14,458,511
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
ARM Holdings plc	527,249	2,715,306
Atheros Communications, Inc.(1)	33,281	879,950
Broadcom Corp., Class A	213,946	7,708,474
Cavium Networks, Inc.(1)	126,867	3,403,842
Cypress Semiconductor Corp.(1)	312,954	3,317,312
Veeco Instruments, Inc.(1)	166,946	7,228,762
		25,253,646
SOFTWARE — 5.4%
Citrix Systems, Inc.(1)	116,132	6,389,583
Microsoft Corp.	737,376	19,031,674
Oracle Corp.	625,525	14,787,411
RealD, Inc.(1)	59,513	1,011,721
salesforce.com, inc.(1)	56,035	5,544,663
		46,765,052
SPECIALTY RETAIL — 1.9%
AnnTaylor Stores Corp.(1)	139,258	2,442,585
O'Reilly Automotive, Inc.(1)	172,718	8,511,543
Williams-Sonoma, Inc.	221,611	5,919,230
		16,873,358
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Lululemon Athletica, Inc.(1)	64,678	2,682,843
TOBACCO — 2.4%
Altria Group, Inc.	249,370	5,526,039
Philip Morris International, Inc.	299,786	15,301,078
		20,827,117
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	218,976	10,747,342
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
NII Holdings, Inc.(1)	203,390	7,618,989
SBA Communications Corp., Class A(1)	259,947	9,404,883
		17,023,872
TOTAL COMMON STOCKS
(Cost $672,676,509)		865,035,334

Giftrust – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	52,224	$ 52,224
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $613,471), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $600,008)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $652,224)		652,224
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $673,328,733)		865,687,558
OTHER ASSETS AND LIABILITIES — 0.2%		1,556,750
TOTAL NET ASSETS — 100.0%		$867,244,308

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell	Counterparty Settlement Date		Value	Unrealized Gain (Loss)
2,505,220	EUR for USD	UBS AG 8/31/10	$3,264,678	$(12,401)
3,526,563	GBP for USD	Bank of America 8/31/10	5,533,047	(21,206)
			$8,797,725	$(33,607)
(Value on Settlement Date $8,764,118)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Giftrust – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$786,315,632	–	–
Foreign Common Stocks	62,448,969	$16,270,733	–
Temporary Cash Investments	52,224	600,000	–
Total Value of Investment Securities	$848,816,825	$16,870,733	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(33,607)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$675,982,122
Gross tax appreciation of investments	$200,026,173
Gross tax depreciation of investments	(10,320,737)
Net tax appreciation (depreciation) of investments	$189,705,436

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

July 31, 2010

Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.4%
AEROSPACE & DEFENSE — 2.4%
Honeywell International, Inc.	1,192,000	$ 51,089,120
Rockwell Collins, Inc.	1,220,100	69,740,916
		120,830,036
AIR FREIGHT & LOGISTICS — 1.9%
United Parcel Service, Inc., Class B	1,480,800	96,252,000
AUTO COMPONENTS — 1.5%
BorgWarner, Inc.(1)	1,683,900	73,855,854
AUTOMOBILES — 0.8%
Ford Motor Co.(1)	3,028,700	38,676,499
BEVERAGES — 3.9%
Coca-Cola Co. (The)	2,337,900	128,841,669
PepsiCo, Inc.	960,800	62,365,528
		191,207,197
BIOTECHNOLOGY — 1.9%
Alexion Pharmaceuticals, Inc.(1)	284,200	15,449,112
Amgen, Inc.(1)	641,700	34,991,901
Gilead Sciences, Inc.(1)	1,291,200	43,022,784
		93,463,797
CAPITAL MARKETS — 1.6%
BlackRock, Inc.	174,000	27,403,260
Charles Schwab Corp. (The)	1,716,800	25,391,472
Goldman Sachs Group, Inc. (The)	172,800	26,061,696
		78,856,428
CHEMICALS — 2.3%
Monsanto Co.	169,100	9,780,744
PPG Industries, Inc.	975,800	67,788,826
Sigma-Aldrich Corp.	647,600	36,330,360
		113,899,930
COMMERCIAL BANKS — 0.8%
Wells Fargo & Co.	1,428,500	39,612,305
COMMUNICATIONS EQUIPMENT — 4.3%
Arris Group, Inc.(1)	308,800	2,878,016
Cisco Systems, Inc.(1)	3,969,900	91,585,593
F5 Networks, Inc.(1)	481,400	42,281,362
QUALCOMM, Inc.	1,719,600	65,482,368
Tellabs, Inc.	1,865,200	13,019,096
		215,246,435
COMPUTERS & PERIPHERALS — 8.9%
Apple, Inc.(1)	838,900	215,807,025
EMC Corp.(1)	4,399,000	87,056,210
Hewlett-Packard Co.	2,428,200	111,794,328
NetApp, Inc.(1)	597,600	25,278,480
		439,936,043
CONSUMER FINANCE — 1.8%
American Express Co.	1,962,400	87,601,536
DIVERSIFIED FINANCIAL SERVICES — 0.1%
CBOE Holdings, Inc.(1)	257,100	6,838,860

Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.	681,900	$ 33,781,326
Rockwell Automation, Inc.	1,244,600	67,395,090
		101,176,416
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Corning, Inc.	1,220,100	22,108,212
Jabil Circuit, Inc.	2,521,600	36,588,416
		58,696,628
ENERGY EQUIPMENT & SERVICES — 2.8%
Cameron International Corp.(1)	315,100	12,474,809
Halliburton Co.	1,302,800	38,927,664
Schlumberger Ltd.	1,446,900	86,322,054
		137,724,527
FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	1,117,600	63,379,096
Wal-Mart Stores, Inc.	1,083,900	55,484,841
		118,863,937
FOOD PRODUCTS — 2.2%
General Mills, Inc.	1,069,400	36,573,480
Hershey Co. (The)	614,300	28,872,100
Kellogg Co.	557,700	27,912,885
Mead Johnson Nutrition Co.	306,000	16,260,840
		109,619,305
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Covidien plc	1,402,500	52,341,300
Edwards Lifesciences Corp.(1)	530,500	30,662,900
Gen-Probe, Inc.(1)	366,400	16,477,008
Intuitive Surgical, Inc.(1)	60,900	19,997,733
Masimo Corp.	543,300	12,539,364
		132,018,305
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Aetna, Inc.	264,500	7,366,325
Express Scripts, Inc.(1)	1,558,200	70,399,476
McKesson Corp.	205,400	12,903,228
Medco Health Solutions, Inc.(1)	768,600	36,892,800
		127,561,829
HOTELS, RESTAURANTS & LEISURE — 1.8%
Chipotle Mexican Grill, Inc.(1)	210,900	31,192,110
Starwood Hotels & Resorts Worldwide, Inc.	1,220,400	59,128,380
		90,320,490
HOUSEHOLD DURABLES — 0.7%
Whirlpool Corp.	419,400	34,936,020
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co. (The)	701,300	42,891,508
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	625,800	53,530,932
Textron, Inc.	2,613,000	54,245,880
		107,776,812
INSURANCE — 1.0%
Aflac, Inc.	993,700	48,880,103

Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

INTERNET SOFTWARE & SERVICES — 1.6%
Google, Inc., Class A(1)	165,500	$ 80,242,675
IT SERVICES — 2.6%
International Business Machines Corp.	618,500	79,415,400
MasterCard, Inc., Class A	231,000	48,519,240
		127,934,640
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Thermo Fisher Scientific, Inc.(1)	504,500	22,631,870
MACHINERY — 3.8%
Caterpillar, Inc.	727,200	50,722,200
Eaton Corp.	881,600	69,170,336
Illinois Tool Works, Inc.	1,555,300	67,655,550
		187,548,086
MEDIA — 1.7%
Scripps Networks Interactive, Inc., Class A	759,400	32,373,222
Walt Disney Co. (The)	1,584,900	53,395,281
		85,768,503
METALS & MINING — 2.0%
Cliffs Natural Resources, Inc.	374,900	21,208,093
Freeport-McMoRan Copper & Gold, Inc.	567,000	40,563,180
Newmont Mining Corp.	710,500	39,716,950
		101,488,223
MULTILINE RETAIL — 2.3%
Kohl's Corp.(1)	1,128,900	53,837,241
Target Corp.	1,140,900	58,550,988
		112,388,229
OIL, GAS & CONSUMABLE FUELS — 7.2%
Cimarex Energy Co.	309,900	21,342,813
ConocoPhillips	548,700	30,299,214
EOG Resources, Inc.	336,600	32,818,500
Exxon Mobil Corp.	3,640,900	217,288,912
Occidental Petroleum Corp.	559,300	43,586,249
Southwestern Energy Co.(1)	348,800	12,713,760
		358,049,448
PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	596,400	37,125,900
PHARMACEUTICALS — 3.4%
Abbott Laboratories	1,789,500	87,828,660
Allergan, Inc.	776,700	47,425,302
Novo Nordisk A/S B Shares	264,600	22,632,866
Perrigo Co.	165,100	9,247,251
		167,134,079
ROAD & RAIL — 0.7%
Union Pacific Corp.	492,700	36,789,909
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Altera Corp.	1,314,400	36,435,168
Broadcom Corp., Class A	1,765,300	63,603,759
Cree, Inc.(1)	231,600	16,406,544
Intel Corp.	1,987,000	40,932,200
Linear Technology Corp.	2,131,500	67,952,220
Microchip Technology, Inc.	952,400	29,000,580

Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Micron Technology, Inc.(1)	2,451,900	$ 17,849,832
		272,180,303
SOFTWARE — 6.7%
Electronic Arts, Inc.(1)	753,000	11,995,290
Intuit, Inc.(1)	1,087,200	43,216,200
Microsoft Corp.	5,462,500	140,987,125
Oracle Corp.	4,744,600	112,162,344
Quest Software, Inc.(1)	633,600	12,773,376
salesforce.com, inc.(1)	124,400	12,309,380
		333,443,715
SPECIALTY RETAIL — 3.0%
Abercrombie & Fitch Co., Class A	414,700	15,319,018
Home Depot, Inc. (The)	2,984,500	85,088,095
J. Crew Group, Inc.(1)	352,500	12,559,575
OfficeMax, Inc.(1)	1,040,200	14,864,458
Williams-Sonoma, Inc.	797,000	21,287,870
		149,119,016
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
American Tower Corp., Class A(1)	979,100	45,273,584
Crown Castle International Corp.(1)	883,300	34,899,183
MetroPCS Communications, Inc.(1)	1,658,300	14,841,785
		95,014,552
TOTAL COMMON STOCKS
(Cost $4,595,341,904)		4,873,601,948
TEMPORARY CASH INVESTMENTS — 1.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	65,828	65,828
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $92,020,581), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $90,001,125)		90,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $90,065,828)		90,065,828
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $4,685,407,732)		4,963,667,776
OTHER ASSETS AND LIABILITIES — (0.2)%		(12,244,461)
TOTAL NET ASSETS — 100.0%		$4,951,423,315

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
84,756,672	DKK for USD UBS AG	8/31/10	$14,822,653	$(56,425)
(Value on Settlement Date $14,766,228)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$4,850,969,082	$ 22,632,866	–
Temporary Cash Investments	65,828	90,000,000	–
Total Value of Investment Securities	$4,851,034,910	$112,632,866	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(56,425)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,707,825,515
Gross tax appreciation of investments	$ 414,225,252
Gross tax depreciation of investments	(158,382,991)
Net tax appreciation (depreciation) of investments	$ 255,842,261

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

July 31, 2010

Heritage – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE — 3.0%
BE Aerospace, Inc.(1)	730,500	$ 21,476,700
Goodrich Corp.	410,100	29,883,987
Precision Castparts Corp.	180,500	22,055,295
		73,415,982
AIR FREIGHT & LOGISTICS — 1.6%
Atlas Air Worldwide Holdings, Inc.(1)	181,700	10,625,816
Expeditors International of Washington, Inc.	659,800	28,133,872
		38,759,688
AIRLINES — 1.4%
Delta Air Lines, Inc.(1)	1,325,500	15,746,940
UAL Corp.(1)	791,100	18,780,714
		34,527,654
AUTOMOBILES — 0.5%
Bayerische Motoren Werke AG	225,400	12,133,987
BIOTECHNOLOGY — 2.5%
Alexion Pharmaceuticals, Inc.(1)	483,500	26,283,060
Celgene Corp.(1)	300,800	16,589,120
United Therapeutics Corp.(1)	357,900	17,497,731
		60,369,911
BUILDING PRODUCTS — 0.6%
Lennox International, Inc.	363,800	15,887,146
CHEMICALS — 2.2%
Albemarle Corp.	690,200	30,106,524
Ecolab, Inc.	469,300	22,953,463
		53,059,987
COMMERCIAL BANKS — 1.2%
Comerica, Inc.	754,300	28,934,948
COMMUNICATIONS EQUIPMENT — 4.2%
F5 Networks, Inc.(1)	888,200	78,010,606
JDS Uniphase Corp.(1)	1,264,600	13,720,910
Polycom, Inc.(1)	393,800	11,687,984
		103,419,500
COMPUTERS & PERIPHERALS — 4.7%
Apple, Inc.(1)	209,427	53,875,096
Lexmark International, Inc., Class A(1)	1,103,200	40,542,600
NetApp, Inc.(1)	487,300	20,612,790
		115,030,486
CONSUMER FINANCE — 1.9%
AmeriCredit Corp.(1)	760,600	18,338,066
Discover Financial Services	1,847,704	28,214,440
		46,552,506
ELECTRICAL EQUIPMENT — 2.8%
American Superconductor Corp.(1)	441,800	13,320,270
Cooper Industries plc	679,300	30,670,395
Rockwell Automation, Inc.	469,100	25,401,765
		69,392,430
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Agilent Technologies, Inc.(1)	1,389,200	38,800,356

Heritage – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Amphenol Corp., Class A	403,400	$ 18,072,320
Dolby Laboratories, Inc., Class A(1)	462,700	29,367,569
		86,240,245
ENERGY EQUIPMENT & SERVICES — 2.3%
Core Laboratories NV	402,600	31,100,850
FMC Technologies, Inc.(1)	408,600	25,856,208
		56,957,058
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	286,100	16,224,731
Whole Foods Market, Inc.(1)	1,084,600	41,182,262
		57,406,993
FOOD PRODUCTS — 1.2%
Mead Johnson Nutrition Co.	558,900	29,699,946
GAS UTILITIES — 0.5%
National Fuel Gas Co.	257,300	12,363,265
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
C.R. Bard, Inc.	478,500	37,576,605
Intuitive Surgical, Inc.(1)	61,200	20,096,244
Masimo Corp.	532,600	12,292,408
Varian Medical Systems, Inc.(1)	485,100	26,777,520
		96,742,777
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Express Scripts, Inc.(1)	860,200	38,863,836
Medco Health Solutions, Inc.(1)	329,600	15,820,800
		54,684,636
HEALTH CARE TECHNOLOGY — 1.2%
SXC Health Solutions Corp.(1)	431,385	29,291,042
HOTELS, RESTAURANTS & LEISURE — 5.0%
Chipotle Mexican Grill, Inc.(1)	65,100	9,628,290
Ctrip.com International Ltd. ADR(1)	1,043,740	42,020,972
Las Vegas Sands Corp.(1)	926,700	24,891,162
Royal Caribbean Cruises Ltd.(1)	791,800	22,851,348
Starwood Hotels & Resorts Worldwide, Inc.	463,800	22,471,110
		121,862,882
HOUSEHOLD DURABLES — 2.1%
Stanley Black & Decker, Inc.	218,400	12,671,568
Whirlpool Corp.	465,900	38,809,470
		51,481,038
INSURANCE — 0.8%
Genworth Financial, Inc., Class A(1)	1,546,476	21,001,144
INTERNET & CATALOG RETAIL — 1.7%
priceline.com, Inc.(1)	186,511	41,853,068
INTERNET SOFTWARE & SERVICES — 3.9%
Baidu, Inc. ADR(1)	507,200	41,291,152
Equinix, Inc.(1)	226,400	21,170,664
VeriSign, Inc.(1)	415,200	11,687,880
WebMD Health Corp.(1)	457,700	21,177,779
		95,327,475
IT SERVICES — 1.4%
Cognizant Technology Solutions Corp., Class A(1)	627,700	34,247,312

Heritage – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Polaris Industries, Inc.	195,500	$ 11,671,350
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Illumina, Inc.(1)	304,900	13,668,667
Life Technologies Corp.(1)	625,800	26,903,142
		40,571,809
MACHINERY — 3.0%
ArvinMeritor, Inc.(1)	869,000	14,260,290
Cummins, Inc.	628,300	50,018,963
Flowserve Corp.	108,087	10,717,907
		74,997,160
MEDIA — 0.8%
Imax Corp.(1)	1,259,000	19,476,730
METALS & MINING — 1.4%
Cliffs Natural Resources, Inc.	351,000	19,856,070
Titanium Metals Corp.(1)	678,500	15,021,990
		34,878,060
MULTILINE RETAIL — 2.0%
Dollar Tree, Inc.(1)	469,100	20,790,512
Nordstrom, Inc.	874,400	29,729,600
		50,520,112
OIL, GAS & CONSUMABLE FUELS — 2.3%
Concho Resources, Inc.(1)	523,700	31,411,526
Pioneer Natural Resources Co.	416,300	24,112,096
		55,523,622
PHARMACEUTICALS — 2.0%
Salix Pharmaceuticals Ltd.(1)	277,700	11,777,257
Shire plc ADR	537,600	37,024,512
		48,801,769
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
AvalonBay Communities, Inc.	178,600	18,769,074
Digital Realty Trust, Inc.	199,400	12,606,068
		31,375,142
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.5%
CB Richard Ellis Group, Inc., Class A(1)	2,113,400	35,927,800
ROAD & RAIL — 2.0%
J.B. Hunt Transport Services, Inc.	724,600	25,716,054
Kansas City Southern(1)	647,300	23,755,910
		49,471,964
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Analog Devices, Inc.	486,100	14,442,031
ARM Holdings plc	2,490,600	12,826,466
Atheros Communications, Inc.(1)	329,300	8,706,692
Cavium Networks, Inc.(1)	604,800	16,226,784
Cypress Semiconductor Corp.(1)	2,589,200	27,445,520
Veeco Instruments, Inc.(1)	689,300	29,846,690
		109,494,183
SOFTWARE — 5.0%
Citrix Systems, Inc.(1)	666,492	36,670,390
Intuit, Inc.(1)	598,000	23,770,500
RealD, Inc.(1)	209,380	3,559,460
Rovi Corp.(1)	472,000	21,004,000

Heritage – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

salesforce.com, inc.(1)	371,800	$ 36,789,610
		121,793,960
SPECIALTY RETAIL — 4.8%
AnnTaylor Stores Corp.(1)	616,300	10,809,902
AutoZone, Inc.(1)	76,400	16,163,948
O'Reilly Automotive, Inc.(1)	808,000	39,818,240
PetSmart, Inc.	576,200	17,891,010
Williams-Sonoma, Inc.	1,227,700	32,791,867
		117,474,967
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Lululemon Athletica, Inc.(1)	318,900	13,227,972
TRADING COMPANIES & DISTRIBUTORS — 2.4%
Fastenal Co.	816,600	40,078,728
MSC Industrial Direct Co., Class A	356,964	17,987,416
		58,066,144
WIRELESS TELECOMMUNICATION SERVICES — 4.0%
NII Holdings, Inc.(1)	1,128,500	42,273,610
SBA Communications Corp., Class A(1)	1,557,332	56,344,272
		98,617,882
TOTAL COMMON STOCKS
(Cost $1,976,093,803)		2,412,533,732
TEMPORARY CASH INVESTMENTS — 2.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	97,432	97,432
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $67,277,269), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $65,800,823)		65,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $65,897,432)		65,897,432
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $2,041,991,235)		2,478,431,164
OTHER ASSETS AND LIABILITIES — (0.9)%		(22,959,110)
TOTAL NET ASSETS — 100.0%		$2,455,472,054

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty Settlement Date	Value	Unrealized Gain (Loss)
7,015,575	EUR for USD	UBS AG 8/31/10	$ 9,142,347	$(34,727)
6,146,431	GBP for USD	Bank of America 8/31/10	9,643,525	(36,961)
			$18,785,872	$(71,688)
(Value on Settlement Date $18,714,184)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Heritage – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$2,174,140,049	–	–
Foreign Common Stocks	213,433,230	$24,960,453	–
Temporary Cash Investments	97,432	65,800,000	–
Total Value of Investment Securities	$2,387,670,711	$90,760,453	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(71,688)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,046,583,625
Gross tax appreciation of investments	$ 457,516,351
Gross tax depreciation of investments	(25,668,812)
Net tax appreciation (depreciation) of investments	$ 431,847,539

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

July 31, 2010

New Opportunities – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 3.4%
AerCap Holdings NV(1)	125,636	$ 1,635,781
Ladish Co., Inc.(1)	31,410	923,768
Triumph Group, Inc.	26,583	2,017,650
		4,577,199
AIR FREIGHT & LOGISTICS — 1.6%
Atlas Air Worldwide Holdings, Inc.(1)	23,205	1,357,028
Hub Group, Inc., Class A(1)	25,564	821,883
		2,178,911
AIRLINES — 4.9%
AirTran Holdings, Inc.(1)	170,128	820,017
Continental Airlines, Inc., Class B(1)	40,893	1,023,143
UAL Corp.(1)	110,347	2,619,638
US Airways Group, Inc.(1)	194,352	2,108,719
		6,571,517
AUTO COMPONENTS — 2.4%
American Axle & Manufacturing Holdings, Inc.(1)	100,817	938,606
BorgWarner, Inc.(1)	27,143	1,190,492
Cooper Tire & Rubber Co.	24,439	528,127
Goodyear Tire & Rubber Co. (The)(1)	52,970	565,190
		3,222,415
BEVERAGES — 0.1%
Boston Beer Co., Inc., Class A(1)	1,495	103,693
BIOTECHNOLOGY — 2.7%
Acorda Therapeutics, Inc.(1)	4,223	136,572
Alexion Pharmaceuticals, Inc.(1)	13,651	742,068
Alkermes, Inc.(1)	6,014	77,581
Amylin Pharmaceuticals, Inc.(1)	17,873	338,157
Arena Pharmaceuticals, Inc.(1)	7,887	62,702
Cepheid, Inc.(1)	9,859	163,166
Cubist Pharmaceuticals, Inc.(1)	7,951	171,583
Human Genome Sciences, Inc.(1)	23,418	607,463
Incyte Corp. Ltd.(1)	12,177	158,544
InterMune, Inc.(1)	7,055	68,857
Isis Pharmaceuticals, Inc.(1)	12,262	121,271
Momenta Pharmaceuticals, Inc.(1)	4,701	100,319
Onyx Pharmaceuticals, Inc.(1)	12,984	337,584
PDL BioPharma, Inc.	12,375	76,972
Regeneron Pharmaceuticals, Inc.(1)	11,745	284,112
Seattle Genetics, Inc.(1)	10,852	132,177
Theravance, Inc.(1)	8,718	129,114
		3,708,242
CAPITAL MARKETS — 1.5%
BGC Partners, Inc., Class A	90,737	491,795
Cohen & Steers, Inc.	17,425	388,578
Eaton Vance Corp.	16,490	494,040
Lazard Ltd., Class A	10,276	304,889
SEI Investments Co.	19,379	371,689
		2,050,991

New Opportunities – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

CHEMICALS — 2.6%
Albemarle Corp.	13,615	$ 593,886
International Flavors & Fragrances, Inc.	10,205	463,103
Lubrizol Corp.	5,537	517,654
Nalco Holding Co.	16,174	394,484
OM Group, Inc.(1)	14,191	383,157
Sensient Technologies Corp.	9,825	289,444
Solutia, Inc.(1)	57,371	809,505
		3,451,233
COMMERCIAL BANKS — 2.1%
Columbia Banking System, Inc.	36,960	675,629
East West Bancorp., Inc.	68,586	1,069,256
Republic Bancorp., Inc., Class A	9,037	223,937
Sandy Spring Bancorp, Inc.	24,744	419,163
Western Alliance Bancorp.(1)	56,405	410,064
		2,798,049
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Deluxe Corp.	29,266	602,294
Waste Connections, Inc.(1)	17,056	651,028
		1,253,322
COMMUNICATIONS EQUIPMENT — 3.0%
Acme Packet, Inc.(1)	40,534	1,145,491
Blue Coat Systems, Inc.(1)	6,175	135,232
F5 Networks, Inc.(1)	8,652	759,905
Netgear, Inc.(1)	34,458	826,992
RADWARE Ltd.(1)	21,129	483,009
Sycamore Networks, Inc.	11,863	276,171
Viasat, Inc.(1)	12,426	449,076
		4,075,876
COMPUTERS & PERIPHERALS — 0.2%
Synaptics, Inc.(1)	9,572	299,604
Xyratex Ltd.(1)	2,108	27,383
		326,987
CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	5,984	511,034
CONSUMER FINANCE — 0.8%
Dollar Financial Corp.(1)	15,895	311,701
World Acceptance Corp.(1)	17,108	708,784
		1,020,485
CONTAINERS & PACKAGING — 1.4%
Crown Holdings, Inc.(1)	30,297	843,165
Pactiv Corp.(1)	14,959	455,053
Silgan Holdings, Inc.	21,062	598,582
		1,896,800
DIVERSIFIED CONSUMER SERVICES — 0.9%
DeVry, Inc.	12,145	653,401
ITT Educational Services, Inc.(1)	7,157	577,856
		1,231,257
DIVERSIFIED FINANCIAL SERVICES — 0.3%
MSCI, Inc., Class A(1)	14,350	463,074

New Opportunities – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
General Communication, Inc., Class A(1)	35,832	$ 303,855
Vonage Holdings Corp.(1)	233,044	570,958
		874,813
ELECTRICAL EQUIPMENT — 1.3%
American Superconductor Corp.(1)	11,866	357,760
AMETEK, Inc.	19,054	843,521
Harbin Electric, Inc.(1)	30,652	563,077
		1,764,358
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Daktronics, Inc.	28,798	245,359
FLIR Systems, Inc.(1)	22,900	681,504
Kemet Corp.(1)	271,684	874,823
Littelfuse, Inc.(1)	32,835	1,169,254
Plexus Corp.(1)	12,204	356,357
Sanmina-SCI Corp.(1)	23,373	293,799
SMART Modular Technologies (WWH), Inc.(1)	123,188	666,447
Trimble Navigation Ltd.(1)	17,844	506,234
		4,793,777
ENERGY EQUIPMENT & SERVICES — 1.5%
Complete Production Services, Inc.(1)	50,509	972,298
Core Laboratories NV	5,734	442,952
Dril-Quip, Inc.(1)	3,708	193,854
Superior Well Services, Inc.(1)	24,590	456,636
		2,065,740
FOOD & STAPLES RETAILING — 1.0%
PriceSmart, Inc.	20,560	575,680
United Natural Foods, Inc.(1)	21,107	711,939
		1,287,619
FOOD PRODUCTS — 0.7%
B&G Foods, Inc., Class A	9,449	108,380
Dean Foods Co.(1)	61,310	702,613
Flowers Foods, Inc.	3,393	82,212
		893,205
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abaxis, Inc.(1)	570	11,428
Align Technology, Inc.(1)	7,842	136,059
American Medical Systems Holdings, Inc.(1)	11,742	262,551
Haemonetics Corp.(1)	3,502	193,485
IDEXX Laboratories, Inc.(1)	8,188	480,963
Immucor, Inc.(1)	14,490	278,498
Integra LifeSciences Holdings Corp.(1)	1,767	63,842
Masimo Corp.	12,784	295,055
Mettler-Toledo International, Inc.(1)	5,607	654,898
NuVasive, Inc.(1)	7,460	244,464
Resmed, Inc.(1)	11,205	736,056
STERIS Corp.	9,881	314,117
Thoratec Corp.(1)	6,913	254,260
Volcano Corp.(1)	2,630	58,044
West Pharmaceutical Services, Inc.	2,858	103,860
		4,087,580

New Opportunities – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Amedisys, Inc.(1)	4,605	$ 120,973
Bio-Reference Labs, Inc.(1)	2,582	54,145
Catalyst Health Solutions, Inc.(1)	4,818	166,607
Chemed Corp.	3,249	171,937
Emergency Medical Services Corp., Class A(1)	6,475	289,692
HealthSouth Corp.(1)	19,932	368,941
HMS Holdings Corp.(1)	3,016	169,861
Lincare Holdings, Inc.	12,620	299,851
Owens & Minor, Inc.	7,159	194,653
Patterson Cos., Inc.	17,105	456,361
PSS World Medical, Inc.(1)	8,112	152,668
Psychiatric Solutions, Inc.(1)	2,678	88,749
		2,534,438
HEALTH CARE TECHNOLOGY — 0.5%
athenahealth, Inc.(1)	5,909	164,093
Eclipsys Corp.(1)	12,061	237,722
MedAssets, Inc.(1)	3,164	74,069
Quality Systems, Inc.	2,617	143,726
		619,610
HOTELS, RESTAURANTS & LEISURE — 1.6%
Chipotle Mexican Grill, Inc.(1)	5,849	865,067
Domino's Pizza, Inc.(1)	106,580	1,363,158
		2,228,225
HOUSEHOLD DURABLES — 2.5%
Lennar Corp., Class A	4,354	64,309
NVR, Inc.(1)	803	503,079
Tempur-Pedic International, Inc.(1)	91,739	2,813,635
		3,381,023
HOUSEHOLD PRODUCTS — 0.6%
Church & Dwight Co., Inc.	12,232	810,615
INDUSTRIAL CONGLOMERATES — 0.6%
Raven Industries, Inc.	25,068	878,132
INSURANCE — 2.7%
Allied World Assurance Co. Holdings Ltd.	2,692	134,115
AMERISAFE, Inc.(1)	16,700	299,932
Amtrust Financial Services, Inc.	49,243	631,788
Infinity Property & Casualty Corp.	7,111	341,612
Platinum Underwriters Holdings Ltd.	7,465	291,732
ProAssurance Corp.(1)	5,067	301,537
RLI Corp.	12,636	701,172
Safety Insurance Group, Inc.	22,308	874,474
		3,576,362
INTERNET & CATALOG RETAIL — 1.6%
HSN, Inc.(1)	46,552	1,368,629
priceline.com, Inc.(1)	3,708	832,075
		2,200,704
INTERNET SOFTWARE & SERVICES — 0.6%
Dice Holdings, Inc.(1)	29,953	245,614
Equinix, Inc.(1)	6,592	616,418
		862,032

New Opportunities – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

IT SERVICES — 2.1%
Acxiom Corp.(1)	10,778	$ 165,335
Alliance Data Systems Corp.(1)	6,971	400,693
CACI International, Inc., Class A(1)	10,675	501,938
Forrester Research, Inc.(1)	17,190	554,893
Global Payments, Inc.	10,327	389,638
MAXIMUS, Inc.	12,216	735,281
SPS Commerce, Inc.(1)	10,163	108,134
		2,855,912
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris Industries, Inc.	8,708	519,868
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Covance, Inc.(1)	8,413	326,088
Dionex Corp.(1)	1,590	120,045
PAREXEL International Corp.(1)	11,815	242,562
Pharmaceutical Product Development, Inc.	12,925	313,560
		1,002,255
MACHINERY — 7.1%
ArvinMeritor, Inc.(1)	48,093	789,206
Barnes Group, Inc.	20,439	375,669
Bucyrus International, Inc.	10,160	632,155
Cascade Corp.	17,908	683,548
Donaldson Co., Inc.	9,739	462,310
EnPro Industries, Inc.(1)	45,634	1,366,738
Middleby Corp.(1)	12,721	731,585
NACCO Industries, Inc., Class A	7,276	647,855
Navistar International Corp.(1)	9,936	513,791
Pall Corp.	18,488	706,981
Titan International, Inc.	78,832	865,576
Wabash National Corp.(1)	209,418	1,752,829
		9,528,243
MEDIA — 0.9%
Interpublic Group of Cos., Inc. (The)(1)	68,209	623,430
Sirius XM Radio, Inc.(1)	515,577	531,045
		1,154,475
OIL, GAS & CONSUMABLE FUELS — 6.3%
Alpha Natural Resources, Inc.(1)	23,270	891,939
BP Prudhoe Bay Royalty Trust	7,096	676,462
Concho Resources, Inc.(1)	11,782	706,684
Crosstex Energy LP(1)	63,858	797,586
DCP Midstream Partners LP	23,209	830,882
EXCO Resources, Inc.	32,330	469,108
Forest Oil Corp.(1)	29,773	851,210
Knightsbridge Tankers Ltd.	29,719	554,557
Permian Basin Royalty Trust	37,537	718,083
Sunoco Logistics Partners LP	3,476	266,123
Swift Energy Co.(1)	23,870	618,949
Teekay Tankers Ltd., Class A	79,450	1,059,863
		8,441,446
PHARMACEUTICALS — 1.1%
Auxilium Pharmaceuticals, Inc.(1)	7,115	160,514

New Opportunities – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Impax Laboratories, Inc.(1)	9,625	$ 157,754
Nektar Therapeutics(1)	17,072	222,960
Salix Pharmaceuticals Ltd.(1)	9,975	423,040
Valeant Pharmaceuticals International(1)	7,050	397,056
VIVUS, Inc.(1)	13,622	77,101
		1,438,425
PROFESSIONAL SERVICES — 1.3%
Kelly Services, Inc., Class A(1)	78,424	1,160,675
Robert Half International, Inc.	21,223	534,395
		1,695,070
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
Ashford Hospitality Trust, Inc.(1)	21,339	187,570
Digital Realty Trust, Inc.	10,212	645,603
Investors Real Estate Trust	37,612	318,574
Post Properties, Inc.	17,495	445,772
Saul Centers, Inc.	9,127	386,072
Sovran Self Storage, Inc.	12,216	449,549
		2,433,140
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CB Richard Ellis Group, Inc., Class A(1)	42,319	719,423
ROAD & RAIL — 1.9%
Dollar Thrifty Automotive Group, Inc.(1)	41,905	2,089,802
Kansas City Southern(1)	13,160	482,972
		2,572,774
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.1%
Atheros Communications, Inc.(1)	53,157	1,405,471
Cirrus Logic, Inc.(1)	131,755	2,569,223
Cree, Inc.(1)	4,092	289,877
Entegris, Inc.(1)	86,822	400,249
Kulicke & Soffa Industries, Inc.(1)	66,928	449,756
Lattice Semiconductor Corp.(1)	107,074	595,332
MKS Instruments, Inc.(1)	27,159	582,832
ON Semiconductor Corp.(1)	86,942	586,859
Power Integrations, Inc.	8,717	308,146
Skyworks Solutions, Inc.(1)	68,268	1,196,738
Ultratech, Inc.(1)	32,072	579,541
Veeco Instruments, Inc.(1)	13,717	593,946
		9,557,970
SOFTWARE — 4.8%
ANSYS, Inc.(1)	14,145	635,818
Ariba, Inc.(1)	25,326	404,456
AsiaInfo-Linkage, Inc.(1)	19,054	388,702
Epicor Software Corp.(1)	25,732	199,166
FactSet Research Systems, Inc.	5,998	449,850
Motricity, Inc.(1)	82,229	659,476
Nuance Communications, Inc.(1)	32,378	534,561
Progress Software Corp.(1)	30,930	924,807
Radiant Systems, Inc.(1)	38,620	548,790
RealD, Inc.(1)	507	8,619
Rovi Corp.(1)	13,866	617,037
Smith Micro Software, Inc.(1)	65,932	648,111

New Opportunities – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Taleo Corp., Class A(1)	17,388	$ 427,745
		6,447,138
SPECIALTY RETAIL — 4.3%
AnnTaylor Stores Corp.(1)	23,581	413,611
CarMax, Inc.(1)	28,665	604,832
Children's Place Retail Stores, Inc. (The)(1)	24,631	1,030,807
Finish Line, Inc. (The), Class A	77,185	1,104,517
Monro Muffler Brake, Inc.	33,723	1,383,992
PetSmart, Inc.	23,594	732,594
Systemax, Inc.	18,517	302,938
Talbots, Inc.(1)	15,757	181,048
		5,754,339
TEXTILES, APPAREL & LUXURY GOODS — 3.5%
Deckers Outdoor Corp.(1)	19,122	973,119
G-III Apparel Group Ltd.(1)	5,966	153,923
Iconix Brand Group, Inc.(1)	92,983	1,530,500
Maidenform Brands, Inc.(1)	25,723	638,702
Steven Madden Ltd.(1)	32,959	1,273,206
True Religion Apparel, Inc.(1)	6,648	163,408
		4,732,858
THRIFTS & MORTGAGE FINANCE — 0.2%
Provident Financial Services, Inc.	21,621	276,965
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Aircastle Ltd.	98,071	896,369
WIRELESS TELECOMMUNICATION SERVICES — 1.4%
MetroPCS Communications, Inc.(1)	43,408	388,502
SBA Communications Corp., Class A(1)	15,149	548,091
Syniverse Holdings, Inc.(1)	44,623	996,431
		1,933,024
TOTAL COMMON STOCKS
(Cost $125,278,714)		134,259,012
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	43,362	43,362
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $408,980), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $400,005)		400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $443,362)		443,362
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $125,722,076)		134,702,374
OTHER ASSETS AND LIABILITIES — 0.1%		109,466
TOTAL NET ASSETS — 100.0%		$134,811,840

Notes to Schedule of Investments
(1)	Non-income producing.

New Opportunities – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$134,259,012	–	–
Temporary Cash Investments	43,362	$400,000	–
Total Value of Investment Securities	$134,302,374	$400,000	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$125,939,111
Gross tax appreciation of investments	$ 14,345,135
Gross tax depreciation of investments	(5,581,872)
Net tax appreciation (depreciation) of investments	$ 8,763,263

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

July 31, 2010

NT Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.6%
AEROSPACE & DEFENSE — 2.4%
Honeywell International, Inc.	70,483	$ 3,020,902
Rockwell Collins, Inc.	72,145	4,123,808
		7,144,710
AIR FREIGHT & LOGISTICS — 1.9%
United Parcel Service, Inc., Class B	87,560	5,691,400
AUTO COMPONENTS — 1.5%
BorgWarner, Inc.(1)	99,570	4,367,140
AUTOMOBILES — 0.8%
Ford Motor Co.(1)	179,089	2,286,967
BEVERAGES — 3.8%
Coca-Cola Co. (The)	138,254	7,619,178
PepsiCo, Inc.	56,813	3,687,732
		11,306,910
BIOTECHNOLOGY — 1.9%
Alexion Pharmaceuticals, Inc.(1)	16,805	913,520
Amgen, Inc.(1)	37,944	2,069,086
Gilead Sciences, Inc.(1)	76,349	2,543,949
		5,526,555
CAPITAL MARKETS — 1.6%
BlackRock, Inc.	10,289	1,620,414
Charles Schwab Corp. (The)	101,515	1,501,407
Goldman Sachs Group, Inc. (The)	10,218	1,541,079
		4,662,900
CHEMICALS — 2.3%
Monsanto Co.	9,999	578,342
PPG Industries, Inc.	57,699	4,008,350
Sigma-Aldrich Corp.	38,293	2,148,237
		6,734,929
COMMERCIAL BANKS — 0.8%
Wells Fargo & Co.	84,468	2,342,298
COMMUNICATIONS EQUIPMENT — 4.3%
Arris Group, Inc.(1)	18,264	170,220
Cisco Systems, Inc.(1)	234,743	5,415,521
F5 Networks, Inc.(1)	28,465	2,500,081
QUALCOMM, Inc.	101,681	3,872,013
Tellabs, Inc.	110,290	769,824
		12,727,659
COMPUTERS & PERIPHERALS — 8.8%
Apple, Inc.(1)	49,604	12,760,629
EMC Corp.(1)	260,116	5,147,696
Hewlett-Packard Co.	143,581	6,610,469
NetApp, Inc.(1)	35,337	1,494,755
		26,013,549
CONSUMER FINANCE — 1.8%
American Express Co.	116,038	5,179,936
DIVERSIFIED FINANCIAL SERVICES — 0.1%
CBOE Holdings, Inc.(1)	14,665	390,089

NT Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.	40,322	$ 1,997,552
Rockwell Automation, Inc.	73,605	3,985,711
		5,983,263
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Corning, Inc.	72,145	1,307,267
Jabil Circuit, Inc.	149,104	2,163,499
		3,470,766
ENERGY EQUIPMENT & SERVICES — 2.8%
Cameron International Corp.(1)	18,632	737,641
Halliburton Co.	77,035	2,301,806
Schlumberger Ltd.	85,556	5,104,271
		8,143,718
FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	66,084	3,747,624
Wal-Mart Stores, Inc.	64,092	3,280,869
		7,028,493
FOOD PRODUCTS — 2.2%
General Mills, Inc.	63,234	2,162,603
Hershey Co. (The)	36,323	1,707,181
Kellogg Co.	32,977	1,650,499
Mead Johnson Nutrition Co.	18,094	961,515
		6,481,798
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Covidien plc	82,931	3,094,985
Edwards Lifesciences Corp.(1)	31,369	1,813,128
Gen-Probe, Inc.(1)	21,666	974,320
Intuitive Surgical, Inc.(1)	3,601	1,182,460
Masimo Corp.	32,125	741,445
		7,806,338
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Aetna, Inc.	15,640	435,574
Express Scripts, Inc.(1)	92,184	4,164,873
McKesson Corp.	12,145	762,949
Medco Health Solutions, Inc.(1)	45,447	2,181,456
		7,544,852
HOTELS, RESTAURANTS & LEISURE — 1.8%
Chipotle Mexican Grill, Inc.(1)	12,471	1,844,461
Starwood Hotels & Resorts Worldwide, Inc.	72,163	3,496,297
		5,340,758
HOUSEHOLD DURABLES — 0.7%
Whirlpool Corp.	24,799	2,065,757
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co. (The)	41,468	2,536,183
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	37,004	3,165,322
Textron, Inc.	154,509	3,207,607
		6,372,929
INSURANCE — 1.0%
Aflac, Inc.	58,758	2,890,306

NT Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

INTERNET SOFTWARE & SERVICES — 1.6%
Google, Inc., Class A(1)	9,786	$ 4,744,742
IT SERVICES — 2.6%
International Business Machines Corp.	36,572	4,695,845
MasterCard, Inc., Class A	13,659	2,868,936
		7,564,781
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.(1)	29,831	1,338,219
MACHINERY — 3.8%
Caterpillar, Inc.	43,000	2,999,250
Eaton Corp.	52,130	4,090,120
Illinois Tool Works, Inc.	91,965	4,000,477
		11,089,847
MEDIA — 1.7%
Scripps Networks Interactive, Inc., Class A	44,903	1,914,215
Walt Disney Co. (The)	93,716	3,157,292
		5,071,507
METALS & MINING — 2.0%
Cliffs Natural Resources, Inc.	22,168	1,254,044
Freeport-McMoRan Copper & Gold, Inc.	33,527	2,398,521
Newmont Mining Corp.	42,012	2,348,471
		6,001,036
MULTILINE RETAIL — 2.2%
Kohl's Corp.(1)	66,752	3,183,403
Target Corp.	67,462	3,462,150
		6,645,553
OIL, GAS & CONSUMABLE FUELS — 7.2%
Cimarex Energy Co.	18,325	1,262,043
ConocoPhillips	33,019	1,823,309
EOG Resources, Inc.	19,903	1,940,542
Exxon Mobil Corp.	215,288	12,848,388
Occidental Petroleum Corp.	33,072	2,577,301
Southwestern Energy Co.(1)	20,625	751,781
		21,203,364
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	35,266	2,195,308
PHARMACEUTICALS — 3.3%
Abbott Laboratories	105,814	5,193,351
Allergan, Inc.	45,927	2,804,302
Novo Nordisk A/S B Shares	15,646	1,338,299
Perrigo Co.	9,763	546,826
		9,882,778
ROAD & RAIL — 0.7%
Union Pacific Corp.	29,134	2,175,436
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Altera Corp.	77,722	2,154,454
Broadcom Corp., Class A	104,455	3,763,514
Cree, Inc.(1)	13,695	970,154
Intel Corp.	117,492	2,420,335
Linear Technology Corp.	126,037	4,018,059
Microchip Technology, Inc.	56,316	1,714,822

NT Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Micron Technology, Inc.(1)	144,982	$ 1,055,469
		16,096,807
SOFTWARE — 6.7%
Electronic Arts, Inc.(1)	44,526	709,299
Intuit, Inc.(1)	64,287	2,555,408
Microsoft Corp.	323,001	8,336,656
Oracle Corp.	280,551	6,632,226
Quest Software, Inc.(1)	37,465	755,294
salesforce.com, inc.(1)	7,356	727,876
		19,716,759
SPECIALTY RETAIL — 3.0%
Abercrombie & Fitch Co., Class A	24,521	905,806
Home Depot, Inc. (The)	176,476	5,031,331
J. Crew Group, Inc.(1)	20,843	742,636
OfficeMax, Inc.(1)	61,416	877,634
Williams-Sonoma, Inc.	47,127	1,258,762
		8,816,169
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
American Tower Corp., Class A(1)	57,900	2,677,296
Crown Castle International Corp.(1)	52,244	2,064,161
MetroPCS Communications, Inc.(1)	98,056	877,601
		5,619,058
TOTAL COMMON STOCKS
(Cost $249,379,305)		288,201,567
TEMPORARY CASH INVESTMENTS — 1.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	46,193	46,193
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12 - 6/30/14, valued at $5,316,745), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $5,200,065)		5,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,246,193)		5,246,193
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $254,625,498)		293,447,760
OTHER ASSETS AND LIABILITIES — 0.6%		1,664,838
TOTAL NET ASSETS — 100.0%		$295,112,598

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
5,097,893	DKK for USD UBS AG	8/31/10	$891,544	$(3,394)
(Value on Settlement Date $888,150)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

NT Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$286,863,268	$1,338,299	–
Temporary Cash Investments	46,193	5,200,000	–
Total Value of Investment Securities	$286,909,461	$6,538,299	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(3,394)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$260,728,829
Gross tax appreciation of investments	$ 37,021,914
Gross tax depreciation of investments	(4,302,983)
Net tax appreciation (depreciation) of investments	$ 32,718,931

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

July 31, 2010

NT Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 4.0%
BE Aerospace, Inc.(1)	65,600	$ 1,928,640
Goodrich Corp.	38,100	2,776,347
Precision Castparts Corp.	6,400	782,016
		5,487,003
AIR FREIGHT & LOGISTICS — 2.8%
Atlas Air Worldwide Holdings, Inc.(1)	23,000	1,345,040
C.H. Robinson Worldwide, Inc.	16,600	1,082,320
Expeditors International of Washington, Inc.	35,300	1,505,192
		3,932,552
AIRLINES — 1.4%
Delta Air Lines, Inc.(1)	74,700	887,436
UAL Corp.(1)	41,400	982,836
		1,870,272
BIOTECHNOLOGY — 1.0%
Alexion Pharmaceuticals, Inc.(1)	25,600	1,391,616
CHEMICALS — 3.1%
Albemarle Corp.	40,400	1,762,248
Cytec Industries, Inc.	16,200	808,704
Ecolab, Inc.	21,000	1,027,110
International Flavors & Fragrances, Inc.	16,300	739,694
		4,337,756
COMMERCIAL BANKS — 1.3%
Comerica, Inc.	47,500	1,822,100
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Republic Services, Inc.	33,900	1,080,054
COMMUNICATIONS EQUIPMENT — 2.5%
F5 Networks, Inc.(1)	35,700	3,135,531
JDS Uniphase Corp.(1)	34,300	372,155
		3,507,686
COMPUTERS & PERIPHERALS — 3.2%
Lexmark International, Inc., Class A(1)	55,300	2,032,275
NetApp, Inc.(1)	32,600	1,378,980
SanDisk Corp.(1)	23,300	1,018,210
		4,429,465
ELECTRICAL EQUIPMENT — 1.0%
Rockwell Automation, Inc.	26,700	1,445,805
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Agilent Technologies, Inc.(1)	37,400	1,044,582
Dolby Laboratories, Inc., Class A(1)	25,500	1,618,485
		2,663,067
ENERGY EQUIPMENT & SERVICES — 2.1%
Core Laboratories NV	21,800	1,684,050
FMC Technologies, Inc.(1)	19,475	1,232,378
		2,916,428
FOOD & STAPLES RETAILING — 1.2%
Whole Foods Market, Inc.(1)	45,500	1,727,635
FOOD PRODUCTS — 3.0%
H.J. Heinz Co.	24,300	1,080,864

NT Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Hershey Co. (The)	22,900	$ 1,076,300
Mead Johnson Nutrition Co.	38,100	2,024,634
		4,181,798
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
C.R. Bard, Inc.	17,500	1,374,275
Intuitive Surgical, Inc.(1)	2,300	755,251
Varian Medical Systems, Inc.(1)	22,100	1,219,920
		3,349,446
HEALTH CARE PROVIDERS & SERVICES — 2.9%
AmerisourceBergen Corp.	37,400	1,120,878
Express Scripts, Inc.(1)	41,200	1,861,416
Medco Health Solutions, Inc.(1)	21,100	1,012,800
		3,995,094
HOTELS, RESTAURANTS & LEISURE — 4.7%
Chipotle Mexican Grill, Inc.(1)	7,700	1,138,830
Ctrip.com International Ltd. ADR(1)	37,400	1,505,724
Las Vegas Sands Corp.(1)	39,800	1,069,028
Starwood Hotels & Resorts Worldwide, Inc.	43,900	2,126,955
Wynn Resorts Ltd.	8,100	710,208
		6,550,745
HOUSEHOLD DURABLES — 2.4%
Stanley Black & Decker, Inc.	20,100	1,166,202
Tempur-Pedic International, Inc.(1)	27,800	852,626
Whirlpool Corp.	15,800	1,316,140
		3,334,968
HOUSEHOLD PRODUCTS — 0.6%
Church & Dwight Co., Inc.	12,100	801,867
INTERNET & CATALOG RETAIL — 0.9%
priceline.com, Inc.(1)	5,700	1,279,080
INTERNET SOFTWARE & SERVICES — 4.8%
Baidu, Inc. ADR(1)	22,700	1,848,007
Equinix, Inc.(1)	19,100	1,786,041
MercadoLibre, Inc.(1)	14,534	879,307
VeriSign, Inc.(1)	36,200	1,019,030
WebMD Health Corp.(1)	25,700	1,189,139
		6,721,524
IT SERVICES — 2.5%
Amdocs Ltd.(1)	48,300	1,320,039
Cognizant Technology Solutions Corp., Class A(1)	39,100	2,133,296
		3,453,335
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Mattel, Inc.	82,500	1,745,700
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Illumina, Inc.(1)	8,200	367,606
Life Technologies Corp.(1)	24,400	1,048,956
PerkinElmer, Inc.	18,400	358,064
Waters Corp.(1)	11,300	725,008
		2,499,634
MACHINERY — 5.1%
ArvinMeritor, Inc.(1)	75,200	1,234,032
Cummins, Inc.	31,800	2,531,598
Dover Corp.	26,800	1,285,596

NT Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Kennametal, Inc.	39,600	$ 1,084,644
Timken Co.	29,294	984,864
		7,120,734
MEDIA — 1.6%
CBS Corp., Class B	51,000	753,780
Discovery Communications, Inc., Class A(1)	27,300	1,054,053
Imax Corp.(1)	23,100	357,357
		2,165,190
METALS & MINING — 1.1%
Cliffs Natural Resources, Inc.	13,400	758,038
Titanium Metals Corp.(1)	32,500	719,550
		1,477,588
MULTILINE RETAIL — 3.6%
Dollar Tree, Inc.(1)	81,550	3,614,296
Family Dollar Stores, Inc.	19,300	798,055
Nordstrom, Inc.	18,400	625,600
		5,037,951
OIL, GAS & CONSUMABLE FUELS — 3.5%
Brigham Exploration Co.(1)	39,300	678,318
Concho Resources, Inc.(1)	27,700	1,661,446
Pioneer Natural Resources Co.	11,400	660,288
Whiting Petroleum Corp.(1)	21,300	1,874,613
		4,874,665
PHARMACEUTICALS — 1.7%
Salix Pharmaceuticals Ltd.(1)	24,000	1,017,840
Shire plc	61,200	1,397,265
		2,415,105
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
AvalonBay Communities, Inc.	20,600	2,164,854
Digital Realty Trust, Inc.	18,200	1,150,604
DuPont Fabros Technology, Inc.	29,100	734,484
		4,049,942
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
CB Richard Ellis Group, Inc., Class A(1)	69,300	1,178,100
Jones Lang LaSalle, Inc.	14,500	1,123,170
		2,301,270
ROAD & RAIL — 2.0%
J.B. Hunt Transport Services, Inc.	19,700	699,153
Kansas City Southern(1)	38,400	1,409,280
Knight Transportation, Inc.	33,000	690,360
		2,798,793
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Altera Corp.	35,600	986,832
ARM Holdings plc	137,800	709,663
Cavium Networks, Inc.(1)	36,000	965,880
Cree, Inc.(1)	10,300	729,652
Teradyne, Inc.(1)	62,100	668,196
Veeco Instruments, Inc.(1)	26,600	1,151,780
		5,212,003
SOFTWARE — 4.9%
Citrix Systems, Inc.(1)	37,400	2,057,748
Intuit, Inc.(1)	27,400	1,089,150

NT Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Rovi Corp.(1)	36,800	$ 1,637,600
salesforce.com, inc.(1)	21,100	2,087,845
		6,872,343
SPECIALTY RETAIL — 5.6%
AnnTaylor Stores Corp.(1)	21,600	378,864
AutoZone, Inc.(1)	13,200	2,792,724
O'Reilly Automotive, Inc.(1)	29,800	1,468,544
PetSmart, Inc.	42,700	1,325,835
Williams-Sonoma, Inc.	67,600	1,805,596
		7,771,563
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Lululemon Athletica, Inc.(1)	17,700	734,196
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Fastenal Co.	42,800	2,100,624
W.W. Grainger, Inc.	7,200	806,472
		2,907,096
WIRELESS TELECOMMUNICATION SERVICES — 5.7%
American Tower Corp., Class A(1)	47,000	2,173,280
NII Holdings, Inc.(1)	45,200	1,693,192
SBA Communications Corp., Class A(1)	111,402	4,030,525
		7,896,997
TOTAL COMMON STOCKS
(Cost $122,742,964)		138,160,066
TEMPORARY CASH INVESTMENTS — 2.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	94,122	94,122
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $ 3,476,333), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $3,400,043)		3,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,494,122)		3,494,122
TOTAL INVESTMENT SECURITIES — 101.9%
(Cost $126,237,086)		141,654,188
OTHER ASSETS AND LIABILITIES — (1.9)%		(2,597,045)
TOTAL NET ASSETS — 100.0%		$139,057,143

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty Settlement Date	Value	Unrealized Gain (Loss)
880,227	GBP for USD	Bank of America 8/31/10	$1,381,044	$(5,293)
(Value on Settlement Date $1,375,751)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

NT Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$127,724,458	–	–
Foreign Common Stocks	8,328,680	$2,106,928	–
Temporary Cash Investments	94,122	3,400,000	–
Total Value of Investment Securities	$136,147,260	$5,506,928	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(5,293)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$127,020,963
Gross tax appreciation of investments	$ 16,504,446
Gross tax depreciation of investments	(1,871,221)
Net tax appreciation (depreciation) of investments	$ 14,633,225

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

July 31, 2010

Select – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE — 3.9%
General Dynamics Corp.	505,100	$ 30,937,375
Rockwell Collins, Inc.	558,000	31,895,280
		62,832,655
AIR FREIGHT & LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	291,400	18,941,000
BEVERAGES — 1.4%
Diageo plc	1,251,800	21,744,380
BIOTECHNOLOGY — 1.7%
Gilead Sciences, Inc.(1)	802,000	26,722,640
CAPITAL MARKETS — 2.4%
Bank of New York Mellon Corp. (The)	632,500	15,856,775
Franklin Resources, Inc.	229,300	23,062,994
		38,919,769
CHEMICALS — 2.9%
Eastman Chemical Co.	258,200	16,173,648
Monsanto Co.	245,500	14,199,720
Potash Corp. of Saskatchewan, Inc.	154,700	16,223,389
		46,596,757
COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.(1)	1,627,456	37,545,410
QUALCOMM, Inc.	576,800	21,964,544
		59,509,954
COMPUTERS & PERIPHERALS — 11.2%
Apple, Inc.(1)	352,000	90,552,000
EMC Corp.(1)	2,285,226	45,224,623
Hewlett-Packard Co.	940,625	43,306,375
		179,082,998
CONTAINERS & PACKAGING — 1.1%
Owens-Illinois, Inc.(1)	621,400	17,181,710
DIVERSIFIED FINANCIAL SERVICES — 2.7%
CME Group, Inc.	56,100	15,640,680
Hong Kong Exchanges and Clearing Ltd.	628,500	10,332,726
JPMorgan Chase & Co.	405,900	16,349,652
		42,323,058
ELECTRICAL EQUIPMENT — 3.6%
ABB Ltd. ADR(1)	1,078,400	21,762,112
Emerson Electric Co.	712,700	35,307,158
		57,069,270
ENERGY EQUIPMENT & SERVICES — 4.5%
Halliburton Co.	622,700	18,606,276
National Oilwell Varco, Inc.	535,700	20,978,012
Schlumberger Ltd.	542,600	32,371,516
		71,955,804
FOOD & STAPLES RETAILING — 3.1%
Costco Wholesale Corp.	596,500	33,827,515
Wal-Mart Stores, Inc.	316,000	16,176,040
		50,003,555

Select – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

FOOD PRODUCTS — 1.1%
Mead Johnson Nutrition Co.	339,000	$ 18,014,460
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Medtronic, Inc.	587,400	21,716,178
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Medco Health Solutions, Inc.(1)	700,115	33,605,520
UnitedHealth Group, Inc.	885,900	26,975,655
		60,581,175
HOTELS, RESTAURANTS & LEISURE — 3.2%
International Game Technology	1,273,800	19,412,712
McDonald's Corp.	450,700	31,427,311
		50,840,023
HOUSEHOLD DURABLES — 1.3%
Harman International Industries, Inc.(1)	667,000	20,283,470
HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.	150,700	11,902,286
INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	240,300	8,093,304
INSURANCE — 1.1%
Travelers Cos., Inc. (The)	352,800	17,798,760
INTERNET & CATALOG RETAIL — 1.3%
Amazon.com, Inc.(1)	173,400	20,442,126
INTERNET SOFTWARE & SERVICES — 5.8%
Baidu, Inc. ADR(1)	318,100	25,896,521
Google, Inc., Class A(1)	135,700	65,794,145
		91,690,666
IT SERVICES — 4.0%
MasterCard, Inc., Class A	143,600	30,161,744
Teradata Corp.(1)	1,052,500	33,469,500
		63,631,244
LEISURE EQUIPMENT & PRODUCTS — 2.0%
Hasbro, Inc.	761,800	32,109,870
MACHINERY — 1.6%
Parker-Hannifin Corp.	411,700	25,574,804
METALS & MINING — 1.0%
Walter Energy, Inc.	215,900	15,393,670
OIL, GAS & CONSUMABLE FUELS — 4.7%
Exxon Mobil Corp.	732,800	43,733,504
Occidental Petroleum Corp.	405,600	31,608,408
		75,341,912
PHARMACEUTICALS — 3.0%
Allergan, Inc.	533,800	32,593,828
Teva Pharmaceutical Industries Ltd. ADR	307,100	15,001,835
		47,595,663
PROFESSIONAL SERVICES — 1.4%
Robert Half International, Inc.	441,100	11,106,898
Verisk Analytics, Inc., Class A(1)	383,100	11,374,239
		22,481,137
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Intel Corp.	611,500	12,596,900

Select – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Linear Technology Corp.	1,261,200	$ 40,207,056
		52,803,956
SOFTWARE — 5.5%
Adobe Systems, Inc.(1)	606,400	17,415,808
Microsoft Corp.	1,516,700	39,146,027
Nintendo Co. Ltd.	25,100	7,019,110
Oracle Corp.	986,900	23,330,316
		86,911,261
SPECIALTY RETAIL — 2.9%
Lowe's Cos., Inc.	731,600	15,173,384
TJX Cos., Inc. (The)	739,500	30,704,040
		45,877,424
TEXTILES, APPAREL & LUXURY GOODS — 3.4%
Coach, Inc.	817,300	30,215,581
Hanesbrands, Inc.(1)	954,300	23,905,215
		54,120,796
TOBACCO — 1.7%
Philip Morris International, Inc.	545,000	27,816,800
TOTAL COMMON STOCKS
(Cost $1,399,389,745)		1,563,904,535
TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	51,940	51,940
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $7,566,137), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $7,400,093)		7,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,451,940)		7,451,940
TOTAL INVESTMENT SECURITIES — 98.7%
(Cost $1,406,841,685)		1,571,356,475
OTHER ASSETS AND LIABILITIES — 1.3%		21,466,178
TOTAL NET ASSETS — 100.0%		$1,592,822,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
7,154,037	GBP for USD Bank of America	8/31/10	$11,224,422	$(43,020)
307,977,000	JPY for USD Bank of America	8/31/10	3,565,598	(46,625)
			$14,790,020	$(89,645)
(Value on Settlement Date $14,700,375)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

Select – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,445,924,462	–	–
Foreign Common Stocks	78,883,857	$39,096,216	–
Temporary Cash Investments	51,940	7,400,000	–
Total Value of Investment Securities	$1,524,860,259	$46,496,216	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(89,645)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,411,289,189
Gross tax appreciation of investments	$ 216,154,489
Gross tax depreciation of investments	(56,087,203)
Net tax appreciation (depreciation) of investments	$ 160,067,286

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

July 31, 2010

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 4.0%
AerCap Holdings NV(1)	402,074	$ 5,235,004
Ladish Co., Inc.(1)	129,591	3,811,271
Triumph Group, Inc.	75,050	5,696,295
		14,742,570
AIR FREIGHT & LOGISTICS — 1.8%
Atlas Air Worldwide Holdings, Inc.(1)	76,648	4,482,375
Hub Group, Inc., Class A(1)	72,762	2,339,298
		6,821,673
AIRLINES — 4.3%
AirTran Holdings, Inc.(1)	514,118	2,478,049
UAL Corp.(1)	321,216	7,625,668
US Airways Group, Inc.(1)	545,119	5,914,541
		16,018,258
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc.(1)	312,874	2,912,857
Cooper Tire & Rubber Co.	83,635	1,807,352
		4,720,209
BEVERAGES — 0.3%
Boston Beer Co., Inc., Class A(1)	16,956	1,176,068
BIOTECHNOLOGY — 3.1%
Acorda Therapeutics, Inc.(1)	29,357	949,405
Alkermes, Inc.(1)	22,067	284,664
AMAG Pharmaceuticals, Inc.(1)	15,586	490,647
Arena Pharmaceuticals, Inc.(1)	60,030	477,239
Cepheid, Inc.(1)	44,314	733,397
Cubist Pharmaceuticals, Inc.(1)	43,670	942,399
ImmunoGen, Inc.(1)	50,348	474,782
Incyte Corp. Ltd.(1)	64,512	839,946
InterMune, Inc.(1)	36,967	360,798
Isis Pharmaceuticals, Inc.(1)	67,622	668,782
Momenta Pharmaceuticals, Inc.(1)	31,377	669,585
Onyx Pharmaceuticals, Inc.(1)	45,954	1,194,804
PDL BioPharma, Inc.	89,004	553,605
Pharmasset, Inc.(1)	21,510	580,985
Savient Pharmaceuticals, Inc.(1)	50,345	689,727
Seattle Genetics, Inc.(1)	63,147	769,130
Theravance, Inc.(1)	47,887	709,206
		11,389,101
CAPITAL MARKETS — 1.2%
BGC Partners, Inc., Class A	264,823	1,435,340
Cohen & Steers, Inc.	66,656	1,486,429
HFF, Inc., Class A(1)	161,704	1,416,527
		4,338,296
CHEMICALS — 1.4%
OM Group, Inc.(1)	54,291	1,465,857
Sensient Technologies Corp.	30,330	893,522
Solutia, Inc.(1)	190,357	2,685,937
		5,045,316

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMERCIAL BANKS — 2.3%
Columbia Banking System, Inc.	120,589	$ 2,204,367
East West Bancorp., Inc.	213,643	3,330,694
Republic Bancorp., Inc., Class A	29,459	729,994
Sandy Spring Bancorp, Inc.	75,258	1,274,871
Western Alliance Bancorp.(1)	160,674	1,168,100
		8,708,026
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Deluxe Corp.	87,956	1,810,134
Waste Connections, Inc.(1)	46,886	1,789,639
		3,599,773
COMMUNICATIONS EQUIPMENT — 2.9%
Acme Packet, Inc.(1)	119,007	3,363,138
Blue Coat Systems, Inc.(1)	39,267	859,947
Netgear, Inc.(1)	121,669	2,920,056
RADWARE Ltd.(1)	66,353	1,516,830
Sycamore Networks, Inc.	32,835	764,399
Viasat, Inc.(1)	37,031	1,338,300
		10,762,670
COMPUTERS & PERIPHERALS — 0.5%
Synaptics, Inc.(1)	34,925	1,093,153
Xyratex Ltd.(1)	69,951	908,663
		2,001,816
CONSUMER FINANCE — 1.1%
Cash America International, Inc.	9,983	334,430
Dollar Financial Corp.(1)	68,790	1,348,972
World Acceptance Corp.(1)	59,799	2,477,473
		4,160,875
CONTAINERS & PACKAGING — 0.6%
Silgan Holdings, Inc.	79,413	2,256,917
DIVERSIFIED CONSUMER SERVICES — 0.1%
Sotheby's	7,557	205,021
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
General Communication, Inc., Class A(1)	99,076	840,164
Vonage Holdings Corp.(1)	644,880	1,579,956
		2,420,120
ELECTRICAL EQUIPMENT — 0.8%
American Superconductor Corp.(1)	37,333	1,125,590
Harbin Electric, Inc.(1)	92,271	1,695,018
		2,820,608
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Daktronics, Inc.	247,721	2,110,583
DDi Corp.	129,603	1,174,203
Kemet Corp.(1)	871,357	2,805,769
Littelfuse, Inc.(1)	97,357	3,466,883
Plexus Corp.(1)	40,699	1,188,411
Sanmina-SCI Corp.(1)	79,313	996,964
SMART Modular Technologies (WWH), Inc.(1)	434,277	2,349,439
		14,092,252
ENERGY EQUIPMENT & SERVICES — 1.3%
Complete Production Services, Inc.(1)	149,775	2,883,169
Dril-Quip, Inc.(1)	10,202	533,360

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Superior Well Services, Inc.(1)	68,002	$ 1,262,797
		4,679,326
FOOD & STAPLES RETAILING — 1.0%
PriceSmart, Inc.	59,755	1,673,140
United Natural Foods, Inc.(1)	58,409	1,970,136
		3,643,276
FOOD PRODUCTS — 0.2%
B&G Foods, Inc., Class A	49,037	562,455
Flowers Foods, Inc.	12,510	303,117
		865,572
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc.(1)	16,472	330,264
Align Technology, Inc.(1)	45,558	790,431
American Medical Systems Holdings, Inc.(1)	56,250	1,257,750
Arthrocare Corp.(1)	20,327	544,357
Cyberonics, Inc.(1)	20,606	490,835
DexCom, Inc.(1)	42,517	474,490
Haemonetics Corp.(1)	18,679	1,032,015
HeartWare International, Inc.(1)	6,969	449,013
Immucor, Inc.(1)	53,168	1,021,889
Integra LifeSciences Holdings Corp.(1)	15,090	545,202
Masimo Corp.	39,902	920,938
Meridian Bioscience, Inc.	31,640	607,804
NuVasive, Inc.(1)	28,900	947,053
Sirona Dental Systems, Inc.(1)	25,084	772,085
STERIS Corp.	41,301	1,312,959
Volcano Corp.(1)	35,540	784,368
West Pharmaceutical Services, Inc.	24,333	884,261
		13,165,714
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Amedisys, Inc.(1)	18,625	489,279
Bio-Reference Labs, Inc.(1)	17,851	374,335
Catalyst Health Solutions, Inc.(1)	27,679	957,140
Chemed Corp.	17,886	946,527
Genoptix, Inc.(1)	11,732	202,729
HealthSouth Corp.(1)	66,608	1,232,914
HMS Holdings Corp.(1)	20,393	1,148,534
Owens & Minor, Inc.	36,338	988,030
PharMerica Corp.(1)	15,571	203,357
PSS World Medical, Inc.(1)	40,844	768,684
Psychiatric Solutions, Inc.(1)	31,868	1,056,106
		8,367,635
HEALTH CARE TECHNOLOGY — 0.8%
athenahealth, Inc.(1)	25,315	702,998
Eclipsys Corp.(1)	42,330	834,324
MedAssets, Inc.(1)	32,725	766,092
Quality Systems, Inc.	13,720	753,502
		3,056,916
HOTELS, RESTAURANTS & LEISURE — 1.1%
Domino's Pizza, Inc.(1)	316,666	4,050,158
HOUSEHOLD DURABLES — 2.6%
Deer Consumer Products, Inc.(1)	143,519	1,165,374

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Lennar Corp., Class A	11,958	$ 176,620
Tempur-Pedic International, Inc.(1)	272,913	8,370,242
		9,712,236
INDUSTRIAL CONGLOMERATES — 0.6%
Raven Industries, Inc.	58,818	2,060,395
INSURANCE — 3.2%
Allied World Assurance Co. Holdings Ltd.	7,450	371,159
AMERISAFE, Inc.(1)	62,967	1,130,887
Amtrust Financial Services, Inc.	184,465	2,366,686
Infinity Property & Casualty Corp.	21,896	1,051,884
Platinum Underwriters Holdings Ltd.	20,523	802,039
ProAssurance Corp.(1)	17,196	1,023,334
RLI Corp.	41,656	2,311,491
Safety Insurance Group, Inc.	74,223	2,909,542
		11,967,022
INTERNET & CATALOG RETAIL — 1.6%
HSN, Inc.(1)	148,738	4,372,897
priceline.com, Inc.(1)	7,246	1,626,003
		5,998,900
INTERNET SOFTWARE & SERVICES — 0.9%
Dice Holdings, Inc.(1)	82,969	680,346
Liquidity Services, Inc.(1)	101,227	1,374,663
Zix Corp.(1)	570,584	1,300,931
		3,355,940
IT SERVICES — 2.2%
Acxiom Corp.(1)	39,733	609,504
CACI International, Inc., Class A(1)	30,319	1,425,599
Cass Information Systems, Inc.	17,456	606,422
Forrester Research, Inc.(1)	55,451	1,789,958
Lionbridge Technologies, Inc.(1)	220,161	1,083,192
MAXIMUS, Inc.	41,292	2,485,366
SPS Commerce, Inc.(1)	28,473	302,953
		8,302,994
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Polaris Industries, Inc.	34,293	2,047,292
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Bruker Corp.(1)	55,608	732,357
Dionex Corp.(1)	13,464	1,016,532
PAREXEL International Corp.(1)	44,247	908,391
		2,657,280
MACHINERY — 7.4%
ArvinMeritor, Inc.(1)	151,974	2,493,893
Barnes Group, Inc.	57,115	1,049,774
Cascade Corp.	50,586	1,930,867
Commercial Vehicle Group, Inc.(1)	155,480	1,749,150
EnPro Industries, Inc.(1)	145,178	4,348,081
Middleby Corp.(1)	35,619	2,048,449
NACCO Industries, Inc., Class A	20,546	1,829,416
Titan International, Inc.	220,567	2,421,826
Wabash National Corp.(1)	1,147,865	9,607,630
		27,479,086

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

MEDIA — 0.7%
LodgeNet Interactive Corp.(1)	693,921	$ 2,498,116
METALS & MINING — 0.9%
Mesabi Trust	142,839	3,473,844
OIL, GAS & CONSUMABLE FUELS — 5.6%
BP Prudhoe Bay Royalty Trust	21,921	2,089,729
Crosstex Energy LP(1)	190,541	2,379,857
DCP Midstream Partners LP	86,389	3,092,726
Forest Oil Corp.(1)	86,179	2,463,858
Knightsbridge Tankers Ltd.	86,085	1,606,346
Permian Basin Royalty Trust	168,436	3,222,181
Sunoco Logistics Partners LP	9,729	744,852
Swift Energy Co.(1)	67,405	1,747,812
Teekay Tankers Ltd., Class A	249,524	3,328,650
		20,676,011
PAPER & FOREST PRODUCTS — 1.4%
Buckeye Technologies, Inc.(1)	95,704	1,086,240
KapStone Paper and Packaging Corp.(1)	359,715	4,115,140
		5,201,380
PHARMACEUTICALS — 1.2%
Auxilium Pharmaceuticals, Inc.(1)	29,315	661,346
Impax Laboratories, Inc.(1)	43,079	706,065
Nektar Therapeutics(1)	67,398	880,218
Salix Pharmaceuticals Ltd.(1)	42,345	1,795,851
VIVUS, Inc.(1)	61,854	350,094
		4,393,574
PROFESSIONAL SERVICES — 0.9%
Kelly Services, Inc., Class A(1)	221,810	3,282,788
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Agree Realty Corp.	54,391	1,256,432
Ashford Hospitality Trust, Inc.(1)	299,220	2,630,144
Investors Real Estate Trust	104,079	881,549
Post Properties, Inc.	51,305	1,307,252
Saul Centers, Inc.	28,623	1,210,753
Sovran Self Storage, Inc.	34,829	1,281,707
		8,567,837
ROAD & RAIL — 2.0%
Dollar Thrifty Automotive Group, Inc.(1)	152,656	7,612,955
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.5%
Atheros Communications, Inc.(1)	159,815	4,225,509
Cirrus Logic, Inc.(1)	383,078	7,470,021
Entegris, Inc.(1)	328,138	1,512,716
Kulicke & Soffa Industries, Inc.(1)	195,747	1,315,420
Lattice Semiconductor Corp.(1)	294,059	1,634,968
Mindspeed Technologies, Inc.(1)	270,834	1,914,796
MKS Instruments, Inc.(1)	96,808	2,077,500
Power Integrations, Inc.	27,873	985,310
Silicon Motion Technology Corp. ADR(1)	287,307	1,522,727
Skyworks Solutions, Inc.(1)	223,639	3,920,392
Ultra Clean Holdings, Inc.(1)	129,409	1,401,499
Ultratech, Inc.(1)	93,110	1,682,498

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Veeco Instruments, Inc.(1)	45,556	$ 1,972,575
		31,635,931
SOFTWARE — 3.9%
Ariba, Inc.(1)	106,279	1,697,276
AsiaInfo-Linkage, Inc.(1)	63,584	1,297,114
Epicor Software Corp.(1)	71,148	550,685
Motricity, Inc.(1)	231,908	1,859,902
Progress Software Corp.(1)	119,750	3,580,525
Radiant Systems, Inc.(1)	118,545	1,684,524
RealD, Inc.(1)	1,408	23,936
Smith Micro Software, Inc.(1)	246,202	2,420,166
Taleo Corp., Class A(1)	62,037	1,526,110
		14,640,238
SPECIALTY RETAIL — 4.6%
AnnTaylor Stores Corp.(1)	65,977	1,157,237
Children's Place Retail Stores, Inc. (The)(1)	85,523	3,579,138
Finish Line, Inc. (The), Class A	240,344	3,439,323
Kirkland's, Inc.(1)	167,799	2,829,091
Monro Muffler Brake, Inc.	106,860	4,385,534
Systemax, Inc.	62,451	1,021,698
Talbots, Inc.(1)	47,025	540,317
		16,952,338
TEXTILES, APPAREL & LUXURY GOODS — 5.1%
Deckers Outdoor Corp.(1)	68,352	3,478,433
G-III Apparel Group Ltd.(1)	164,946	4,255,607
Iconix Brand Group, Inc.(1)	270,165	4,446,916
Maidenform Brands, Inc.(1)	77,360	1,920,849
Steven Madden Ltd.(1)	111,159	4,294,072
True Religion Apparel, Inc.(1)	27,574	677,769
		19,073,646
THRIFTS & MORTGAGE FINANCE — 0.2%
Provident Financial Services, Inc.	65,379	837,505
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Aircastle Ltd.	292,681	2,675,104
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Syniverse Holdings, Inc.(1)	125,085	2,793,148
TOTAL COMMON STOCKS
(Cost $322,096,393)		371,003,726
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	98,675	98,675
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $1,431,431), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $1,400,018)		1,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,498,675)		1,498,675
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $323,595,068)		372,502,401
OTHER ASSETS AND LIABILITIES(2)		(132,473)
TOTAL NET ASSETS — 100.0%		$372,369,928

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$351,554,802	–	–
Foreign Common Stocks	19,448,924	–	–
Temporary Cash Investments	98,675	$1,400,000	–
Total Value of Investment Securities	$371,102,401	$1,400,000	–

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2010 follows:

October 31, 2009	July 31, 2010
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
LodgeNet Interactive Corp.(1)(2)	955,978	$1,773,466	$2,859,758	$799,329	—	693,921	(2)

(1)	Non-income producing.
(2)	Company was not an affiliate at July 31, 2010.

Small Cap Growth – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

4. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$326,574,841
Gross tax appreciation of investments	$ 54,605,827
Gross tax depreciation of investments	(8,678,267)
Net tax appreciation (depreciation) of investments	$ 45,927,560

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

July 31, 2010

Ultra – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.9%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	1,530,000	$ 93,712,500
BEVERAGES — 0.9%
Coca-Cola Co. (The)	499,000	27,499,890
PepsiCo, Inc.	342,000	22,199,220
		49,699,110
BIOTECHNOLOGY — 3.2%
Alexion Pharmaceuticals, Inc.(1)	626,000	34,029,360
Celgene Corp.(1)	952,000	52,502,800
Gilead Sciences, Inc.(1)	2,694,000	89,764,080
		176,296,240
CAPITAL MARKETS — 1.5%
BlackRock, Inc.	180,000	28,348,200
Charles Schwab Corp. (The)	3,583,000	52,992,570
		81,340,770
CHEMICALS — 2.5%
Monsanto Co.	862,000	49,858,080
Nalco Holding Co.	2,040,000	49,755,600
Potash Corp. of Saskatchewan, Inc.	168,000	17,618,160
RPM International, Inc.	1,107,000	20,778,390
		138,010,230
COMMUNICATIONS EQUIPMENT — 4.3%
Cisco Systems, Inc.(1)	6,656,000	153,553,920
QUALCOMM, Inc.	2,314,000	88,117,120
		241,671,040
COMPUTERS & PERIPHERALS — 9.7%
Apple, Inc.(1)	1,201,000	308,957,250
EMC Corp.(1)	4,315,000	85,393,850
Hewlett-Packard Co.	3,105,000	142,954,200
		537,305,300
CONSUMER FINANCE — 1.1%
American Express Co.	1,341,000	59,862,240
DIVERSIFIED FINANCIAL SERVICES — 2.3%
CME Group, Inc.	260,000	72,488,000
JPMorgan Chase & Co.	1,415,000	56,996,200
		129,484,200
ELECTRICAL EQUIPMENT — 4.7%
ABB Ltd.(1)	1,756,000	35,433,541
ABB Ltd. ADR(1)	2,390,000	48,230,200
Cooper Industries plc	1,583,000	71,472,450
Emerson Electric Co.	2,171,000	107,551,340
		262,687,531
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Dolby Laboratories, Inc., Class A(1)	501,000	31,798,470
ENERGY EQUIPMENT & SERVICES — 2.8%
Cameron International Corp.(1)	899,000	35,591,410
Core Laboratories NV	110,000	8,497,500
Schlumberger Ltd.	1,894,000	112,996,040
		157,084,950

Ultra – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	1,560,000	$ 88,467,600
Wal-Mart Stores, Inc.	1,096,000	56,104,240
		144,571,840
FOOD PRODUCTS — 1.7%
Mead Johnson Nutrition Co.	630,763	33,518,746
Nestle SA	1,207,000	59,672,170
		93,190,916
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Edwards Lifesciences Corp.(1)	776,000	44,852,800
Intuitive Surgical, Inc.(1)	200,000	65,674,000
Varian Medical Systems, Inc.(1)	753,000	41,565,600
		152,092,400
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Express Scripts, Inc.(1)	3,518,000	158,943,240
Medco Health Solutions, Inc.(1)	206,000	9,888,000
UnitedHealth Group, Inc.	1,813,000	55,205,850
		224,037,090
HOTELS, RESTAURANTS & LEISURE — 3.8%
Chipotle Mexican Grill, Inc.(1)	195,000	28,840,500
Marriott International, Inc., Class A	2,037,000	69,074,670
McDonald's Corp.	1,651,000	115,124,230
		213,039,400
HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.	526,000	41,543,480
INSURANCE — 1.6%
MetLife, Inc.	2,066,000	86,895,960
INTERNET & CATALOG RETAIL — 2.0%
Amazon.com, Inc.(1)	967,000	113,999,630
INTERNET SOFTWARE & SERVICES — 6.0%
Baidu, Inc. ADR(1)	826,000	67,244,660
Google, Inc., Class A(1)	469,000	227,394,650
Tencent Holdings Ltd.	2,090,000	40,279,755
		334,919,065
IT SERVICES — 2.4%
MasterCard, Inc., Class A	414,000	86,956,560
Visa, Inc., Class A	601,000	44,083,350
		131,039,910
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Hasbro, Inc.	1,776,000	74,858,400
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc.(1)	342,609	15,369,440
MACHINERY — 5.6%
Cummins, Inc.	936,000	74,514,960
Donaldson Co., Inc.	697,000	33,086,590
Joy Global, Inc.	1,495,000	88,758,150
Parker-Hannifin Corp.	1,182,000	73,425,840
WABCO Holdings, Inc.(1)	736,022	28,469,331
Wabtec Corp.	269,634	12,028,373
		310,283,244

Ultra – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

METALS & MINING — 0.8%
BHP Billiton Ltd. ADR	635,000	$ 45,866,050
MULTILINE RETAIL — 1.4%
Kohl's Corp.(1)	1,675,000	79,880,750
OIL, GAS & CONSUMABLE FUELS — 5.8%
EOG Resources, Inc.	525,000	51,187,500
Exxon Mobil Corp.	2,060,000	122,940,800
Newfield Exploration Co.(1)	838,000	44,799,480
Occidental Petroleum Corp.	920,000	71,695,600
Southwestern Energy Co.(1)	813,000	29,633,850
		320,257,230
PHARMACEUTICALS — 1.5%
Teva Pharmaceutical Industries Ltd. ADR	1,678,000	81,970,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Altera Corp.	2,612,000	72,404,640
Linear Technology Corp.	2,586,000	82,441,680
Microchip Technology, Inc.	1,695,000	51,612,750
		206,459,070
SOFTWARE — 7.2%
Adobe Systems, Inc.(1)	2,449,000	70,335,280
Electronic Arts, Inc.(1)	1,977,000	31,493,610
Microsoft Corp.	5,663,000	146,162,030
Oracle Corp.	3,745,000	88,531,800
VMware, Inc., Class A(1)	854,000	66,210,620
		402,733,340
SPECIALTY RETAIL — 4.0%
Guess?, Inc.	466,000	16,636,200
J. Crew Group, Inc.(1)	183,000	6,520,290
Lowe's Cos., Inc.	2,325,000	48,220,500
O'Reilly Automotive, Inc.(1)	395,000	19,465,600
Tiffany & Co.	1,455,000	61,211,850
TJX Cos., Inc. (The)	1,633,000	67,802,160
		219,856,600
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
NIKE, Inc., Class B	1,010,000	74,376,400
TOBACCO — 2.2%
Philip Morris International, Inc.	2,377,000	121,322,080
TOTAL COMMON STOCKS
(Cost $4,169,908,486)		5,447,515,176
TEMPORARY CASH INVESTMENTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	29,905	29,905
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.625%-2.625%, 5/31/12-6/30/14, valued at $76,479,327), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $74,800,935)	74,800,000

Ultra – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various
U.S. Treasury obligations, 4.375%, 11/15/39, valued at $14,713,704), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $14,400,180)
$ 14,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $89,229,905)	89,229,905
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $4,259,138,391)	5,536,745,081
OTHER ASSETS AND LIABILITIES — 0.5%	28,913,831
TOTAL NET ASSETS — 100.0%	$5,565,658,912

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty Settlement Date	Value	Unrealized Gain (Loss)
51,006,210	CHF for USD	UBS AG 8/31/10	$48,977,560	$(860,763)
(Value on Settlement Date $48,116,797)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.

Ultra – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,042,702,840	–	–
Foreign Common Stocks	269,426,870	$135,385,466	–
Temporary Cash Investments	29,905	89,200,000	–
Total Value of Investment Securities	$5,312,159,615	$224,585,466	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign currency Exchange Contracts	–	$(860,763)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,321,846,328
Gross tax appreciation of investments	$1,336,714,439
Gross tax depreciation of investments	(121,815,686)
Net tax appreciation (depreciation) of investments	$1,214,898,753

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot Fund

July 31, 2010

Veedot – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.5%
AUTO COMPONENTS — 4.1%
Tenneco, Inc.(1)	56,000	$ 1,545,600
TRW Automotive Holdings Corp.(1)	44,000	1,543,960
		3,089,560
BEVERAGES — 1.0%
Boston Beer Co., Inc., Class A(1)	11,000	762,960
BIOTECHNOLOGY — 2.1%
Enzon Pharmaceuticals, Inc.(1)	68,000	743,920
Incyte Corp. Ltd.(1)	64,000	833,280
		1,577,200
CHEMICALS — 3.9%
Lubrizol Corp.	11,000	1,028,390
Omnova Solutions, Inc.(1)	119,500	932,100
Quaker Chemical Corp.	28,500	1,004,910
		2,965,400
COMMERCIAL BANKS — 1.1%
Community Bank System, Inc.	34,500	853,875
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Deluxe Corp.	41,500	854,070
Ennis, Inc.	44,500	752,940
		1,607,010
COMMUNICATIONS EQUIPMENT — 4.7%
Aruba Networks, Inc.(1)	67,500	1,146,150
Loral Space & Communications, Inc.(1)	16,500	789,360
Oclaro, Inc.(1)	68,300	842,139
Plantronics, Inc.	26,500	794,205
		3,571,854
COMPUTERS & PERIPHERALS — 1.3%
Isilon Systems, Inc.(1)	55,000	964,700
CONSUMER FINANCE — 2.3%
American Express Co.	23,000	1,026,720
First Cash Financial Services, Inc.(1)	30,500	731,390
		1,758,110
CONTAINERS & PACKAGING — 0.9%
Temple-Inland, Inc.	34,500	692,070
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	29,000	752,260
Qwest Communications International, Inc.	136,500	772,590
		1,524,850
ELECTRIC UTILITIES — 1.0%
Hawaiian Electric Industries, Inc.	32,000	753,600
ELECTRICAL EQUIPMENT — 1.1%
Rockwell Automation, Inc.	15,000	812,250
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
AVX Corp.	55,000	774,400
Power-One, Inc.(1)	106,500	1,323,795
		2,098,195
ENERGY EQUIPMENT & SERVICES — 1.1%
FMC Technologies, Inc.(1)	12,500	791,000

Veedot – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING — 6.8%
Andersons, Inc. (The)	26,500	$ 910,805
BJ's Wholesale Club, Inc.(1)	20,500	933,775
PriceSmart, Inc.	32,000	896,000
Ruddick Corp.	23,000	815,350
United Natural Foods, Inc.(1)	24,500	826,385
Whole Foods Market, Inc.(1)	20,500	778,385
		5,160,700
FOOD PRODUCTS — 1.9%
Hershey Co. (The)	14,500	681,500
Mead Johnson Nutrition Co.	14,500	770,530
		1,452,030
GAS UTILITIES — 2.1%
AGL Resources, Inc.	19,500	741,000
Nicor, Inc.	18,500	810,115
		1,551,115
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Arthrocare Corp.(1)	28,500	763,230
HEALTH CARE PROVIDERS & SERVICES — 6.5%
AmerisourceBergen Corp.	39,500	1,183,815
Healthspring, Inc.(1)	53,000	996,400
Humana, Inc.(1)	18,500	869,870
MWI Veterinary Supply, Inc.(1)	16,000	842,560
Universal American Corp.(1)	60,000	1,004,400
		4,897,045
HOTELS, RESTAURANTS & LEISURE — 1.0%
Panera Bread Co., Class A(1)	9,500	742,995
HOUSEHOLD DURABLES — 2.7%
Tempur-Pedic International, Inc.(1)	37,000	1,134,790
Whirlpool Corp.	10,500	874,650
		2,009,440
INSURANCE — 3.3%
American International Group, Inc.(1)	22,000	846,340
CNA Financial Corp.(1)	30,000	841,800
Torchmark Corp.	15,000	796,050
		2,484,190
INTERNET SOFTWARE & SERVICES — 1.0%
OpenTable, Inc.(1)	17,000	759,900
IT SERVICES — 1.0%
Forrester Research, Inc.(1)	24,000	774,720
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Waters Corp.(1)	11,000	705,760
MACHINERY — 3.2%
Actuant Corp., Class A	39,000	804,180
ArvinMeritor, Inc.(1)	52,500	861,525
Dover Corp.	15,500	743,535
		2,409,240
MULTI-UTILITIES — 1.0%
DTE Energy Co.	16,000	738,560
OIL, GAS & CONSUMABLE FUELS — 8.2%
Alliance Resource Partners, LP	17,000	887,910

Veedot – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Callon Petroleum Co.(1)	75,000	$ 432,750
Enterprise GP Holdings LP	16,000	811,520
Forest Oil Corp.(1)	26,000	743,340
Genesis Energy, LP	40,000	823,600
Marathon Oil Corp.	22,500	752,625
Teekay Tankers Ltd., Class A	72,000	960,480
Ultrapar Participacoes SA ADR	15,500	804,450
		6,216,675
PAPER & FOREST PRODUCTS — 1.3%
Clearwater Paper Corp.(1)	16,500	1,016,895
PERSONAL PRODUCTS — 1.1%
USANA Health Sciences, Inc.(1)	19,500	817,050
PHARMACEUTICALS — 2.2%
AstraZeneca plc ADR	15,000	756,600
Impax Laboratories, Inc.(1)	53,000	868,670
		1,625,270
PROFESSIONAL SERVICES — 2.0%
Administaff, Inc.	28,500	742,710
IHS, Inc., Class A(1)	12,500	791,375
		1,534,085
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.0%
Entropic Communications, Inc.(1)	212,000	1,659,960
FSI International, Inc.(1)	171,500	607,110
Kulicke & Soffa Industries, Inc.(1)	65,000	436,800
Mindspeed Technologies, Inc.(1)	82,000	579,740
Novellus Systems, Inc.(1)	28,000	747,880
Texas Instruments, Inc.	34,500	851,805
Veeco Instruments, Inc.(1)	27,500	1,190,750
		6,074,045
SOFTWARE — 1.2%
Intuit, Inc.(1)	22,500	894,375
SPECIALTY RETAIL — 5.0%
Aeropostale, Inc.(1)	25,000	710,750
Hibbett Sports, Inc.(1)	29,500	780,865
Ross Stores, Inc.	14,000	737,240
TJX Cos., Inc. (The)	18,000	747,360
Tractor Supply Co.	12,000	834,120
		3,810,335
TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Fossil, Inc.(1)	24,500	970,200
Lululemon Athletica, Inc.(1)	24,500	1,016,260
		1,986,460
TOBACCO — 1.0%
Altria Group, Inc.	35,500	786,680
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
American Tower Corp., Class A(1)	17,000	786,080
TOTAL COMMON STOCKS
(Cost $66,216,042)		73,819,509

Veedot – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	54,057	$ 54,057
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $919,606), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $900,011)		900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $954,057)		954,057
TOTAL INVESTMENT SECURITIES — 98.8%
(Cost $67,170,099)		74,773,566
OTHER ASSETS AND LIABILITIES — 1.2%		944,003
TOTAL NET ASSETS — 100.0%		$75,717,569

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Veedot – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$73,819,509	–	–
Temporary Cash Investments	54,057	$900,000	–
Total Value of Investment Securities	$73,873,566	$900,000	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$67,171,132
Gross tax appreciation of investments	$ 8,723,388
Gross tax depreciation of investments	(1,120,954)
Net tax appreciation (depreciation) of investments	$ 7,602,434

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

July 31, 2010

Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.3%
AEROSPACE & DEFENSE — 4.0%
BE Aerospace, Inc.(1)	983,000	$ 28,900,200
Goodrich Corp.	542,000	39,495,540
Precision Castparts Corp.	91,000	11,119,290
		79,515,030
AIR FREIGHT & LOGISTICS — 2.8%
Atlas Air Worldwide Holdings, Inc.(1)	324,000	18,947,520
C.H. Robinson Worldwide, Inc.	236,000	15,387,200
Expeditors International of Washington, Inc.	508,000	21,661,120
		55,995,840
AIRLINES — 1.3%
Delta Air Lines, Inc.(1)	1,036,000	12,307,680
UAL Corp.(1)	582,000	13,816,680
		26,124,360
BIOTECHNOLOGY — 1.0%
Alexion Pharmaceuticals, Inc.(1)	368,000	20,004,480
CHEMICALS — 3.1%
Albemarle Corp.	586,000	25,561,320
Cytec Industries, Inc.	223,000	11,132,160
Ecolab, Inc.	302,000	14,770,820
International Flavors & Fragrances, Inc.	227,000	10,301,260
		61,765,560
COMMERCIAL BANKS — 1.3%
Comerica, Inc.	683,000	26,199,880
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Republic Services, Inc.	487,000	15,515,820
COMMUNICATIONS EQUIPMENT — 2.5%
F5 Networks, Inc.(1)	514,000	45,144,620
JDS Uniphase Corp.(1)	499,000	5,414,150
		50,558,770
COMPUTERS & PERIPHERALS — 3.1%
Lexmark International, Inc., Class A(1)	791,000	29,069,250
NetApp, Inc.(1)	474,000	20,050,200
SanDisk Corp.(1)	325,000	14,202,500
		63,321,950
ELECTRICAL EQUIPMENT — 1.0%
Rockwell Automation, Inc.	383,000	20,739,450
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Agilent Technologies, Inc.(1)	537,000	14,998,410
Dolby Laboratories, Inc., Class A(1)	368,000	23,356,960
		38,355,370
ENERGY EQUIPMENT & SERVICES — 2.0%
Core Laboratories NV	308,000	23,793,000
FMC Technologies, Inc.(1)	276,000	17,465,280
		41,258,280
FOOD & STAPLES RETAILING — 1.2%
Whole Foods Market, Inc.(1)	652,000	24,756,440
FOOD PRODUCTS — 3.0%
H.J. Heinz Co.	340,000	15,123,200

Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Hershey Co. (The)	327,000	$ 15,369,000
Mead Johnson Nutrition Co.	555,000	29,492,700
		59,984,900
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
C.R. Bard, Inc.	251,000	19,711,030
Intuitive Surgical, Inc.(1)	33,000	10,836,210
Varian Medical Systems, Inc.(1)	312,000	17,222,400
		47,769,640
HEALTH CARE PROVIDERS & SERVICES — 2.8%
AmerisourceBergen Corp.	534,000	16,003,980
Express Scripts, Inc.(1)	589,000	26,611,020
Medco Health Solutions, Inc.(1)	302,000	14,496,000
		57,111,000
HOTELS, RESTAURANTS & LEISURE — 4.7%
Chipotle Mexican Grill, Inc.(1)	107,000	15,825,300
Ctrip.com International Ltd. ADR(1)	544,000	21,901,440
Las Vegas Sands Corp.(1)	570,000	15,310,200
Starwood Hotels & Resorts Worldwide, Inc.	631,000	30,571,950
Wynn Resorts Ltd.	116,000	10,170,880
		93,779,770
HOUSEHOLD DURABLES — 2.4%
Stanley Black & Decker, Inc.	290,000	16,825,800
Tempur-Pedic International, Inc.(1)	394,000	12,083,980
Whirlpool Corp.	227,000	18,909,100
		47,818,880
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	166,000	11,000,820
INTERNET & CATALOG RETAIL — 0.9%
priceline.com, Inc.(1)	81,000	18,176,400
INTERNET SOFTWARE & SERVICES — 4.8%
Baidu, Inc. ADR(1)	326,000	26,539,660
Equinix, Inc.(1)	271,000	25,341,210
MercadoLibre, Inc.(1)	201,000	12,160,500
VeriSign, Inc.(1)	521,000	14,666,150
WebMD Health Corp.(1)	366,000	16,934,820
		95,642,340
IT SERVICES — 2.5%
Amdocs Ltd.(1)	691,000	18,885,030
Cognizant Technology Solutions Corp., Class A(1)	559,000	30,499,040
		49,384,070
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Mattel, Inc.	1,182,000	25,011,120
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Illumina, Inc.(1)	116,000	5,200,280
Life Technologies Corp.(1)	348,000	14,960,520
PerkinElmer, Inc.	264,000	5,137,440
Waters Corp.(1)	161,000	10,329,760
		35,628,000
MACHINERY — 5.1%
ArvinMeritor, Inc.(1)	1,079,000	17,706,390
Cummins, Inc.	453,000	36,063,330
Dover Corp.	383,000	18,372,510

Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Kennametal, Inc.	569,000	$ 15,584,910
Timken Co.	417,639	14,041,023
		101,768,163
MEDIA — 1.5%
CBS Corp., Class B	711,000	10,508,580
Discovery Communications, Inc., Class A(1)	392,000	15,135,120
Imax Corp.(1)	328,000	5,074,160
		30,717,860
METALS & MINING — 1.1%
Cliffs Natural Resources, Inc.	197,000	11,144,290
Titanium Metals Corp.(1)	465,000	10,295,100
		21,439,390
MULTILINE RETAIL — 3.6%
Dollar Tree, Inc.(1)	1,173,000	51,987,360
Family Dollar Stores, Inc.	269,000	11,123,150
Nordstrom, Inc.	291,000	9,894,000
		73,004,510
OIL, GAS & CONSUMABLE FUELS — 3.4%
Brigham Exploration Co.(1)	544,000	9,389,440
Concho Resources, Inc.(1)	397,000	23,812,060
Pioneer Natural Resources Co.	156,000	9,035,520
Whiting Petroleum Corp.(1)	301,000	26,491,010
		68,728,030
PHARMACEUTICALS — 1.7%
Salix Pharmaceuticals Ltd.(1)	346,000	14,673,860
Shire plc	882,000	20,137,059
		34,810,919
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
AvalonBay Communities, Inc.	296,000	31,106,640
Digital Realty Trust, Inc.	257,000	16,247,540
DuPont Fabros Technology, Inc.	410,000	10,348,400
		57,702,580
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
CB Richard Ellis Group, Inc., Class A(1)	995,000	16,915,000
Jones Lang LaSalle, Inc.	212,000	16,421,520
		33,336,520
ROAD & RAIL — 2.0%
J.B. Hunt Transport Services, Inc.	284,000	10,079,160
Kansas City Southern(1)	554,000	20,331,800
Knight Transportation, Inc.	474,000	9,916,080
		40,327,040
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Altera Corp.	512,000	14,192,640
ARM Holdings plc	1,971,000	10,150,552
Cavium Networks, Inc.(1)	517,000	13,871,110
Cree, Inc.(1)	141,000	9,988,440
Teradyne, Inc.(1)	894,000	9,619,440
Veeco Instruments, Inc.(1)	374,000	16,194,200
		74,016,382
SOFTWARE — 4.9%
Citrix Systems, Inc.(1)	534,000	29,380,680
Intuit, Inc.(1)	394,000	15,661,500

Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)
Shares	Value

Rovi Corp.(1)	525,000	$ 23,362,500
salesforce.com, inc.(1)	303,000	29,981,850
		98,386,530
SPECIALTY RETAIL — 5.6%
AnnTaylor Stores Corp.(1)	311,000	5,454,940
AutoZone, Inc.(1)	190,000	40,198,300
O'Reilly Automotive, Inc.(1)	424,000	20,894,720
PetSmart, Inc.	614,000	19,064,700
Williams-Sonoma, Inc.	975,000	26,042,250
		111,654,910
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Lululemon Athletica, Inc.(1)	245,000	10,162,600
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Fastenal Co.	617,000	30,282,360
W.W. Grainger, Inc.	98,000	10,976,980
		41,259,340
WIRELESS TELECOMMUNICATION SERVICES — 5.6%
American Tower Corp., Class A(1)	671,000	31,027,040
NII Holdings, Inc.(1)	648,000	24,274,080
SBA Communications Corp., Class A(1)	1,607,000	58,141,260
		113,442,380
TOTAL COMMON STOCKS
(Cost $1,721,038,689)		1,976,175,324
TEMPORARY CASH INVESTMENTS — 2.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	77,196	77,196
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $46,389,037), in a joint trading account at 0.15%, dated 7/30/10, due 8/2/10 (Delivery value $45,400,568)		45,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $45,477,196)		45,477,196
TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $1,766,515,885)		2,021,652,520
OTHER ASSETS AND LIABILITIES — (0.6)%		(12,095,430)
TOTAL NET ASSETS — 100.0%		$2,009,557,090

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty Settlement Date	Value	Unrealized Gain (Loss)
12,615,778	GBP for USD	Bank of America 8/31/10	$19,793,693	$(75,863)
(Value on Settlement Date $19,717,830)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Vista – Schedule of Investments

JULY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,827,371,323	–	–
Foreign Common Stocks	118,516,390	$30,287,611	–
Temporary Cash Investments	77,196	45,400,000	–
Total Value of Investment Securities	$1,945,964,909	$75,687,611	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(75,863)	–

3. Federal Tax Information

As of July 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,769,805,131
Gross tax appreciation of investments	$ 284,822,345
Gross tax depreciation of investments	(32,974,956)
Net tax appreciation (depreciation) of investments	$ 251,847,389

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 28, 2010